UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-5888



                            SMALLCAP World Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: September 30, 2005

                    Date of reporting period: March 31, 2005





                                 Chad L. Norton
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                               Julie Allecta, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                                55 Second Street
                               Twenty-Fourth Floor
                             San Francisco, CA 94105
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

SMALLCAP WORLD FUND

[close-up photo of a globe]

Semi-annual report for the six months ended March 31, 2005

SMALLCAP World Fund(R) seeks long-term growth of capital through investments in smaller companies in the United States and around the world.

This fund is one of the 29 American Funds. The organization ranks among the nation's three largest mutual fund families. For more than seven decades, Capital Research and Management Company,(SM) the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

FIGURES SHOWN ARE PAST RESULTS FOR CLASS A SHARES AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM. FUND RESULTS SHOWN, UNLESS OTHERWISE INDICATED, ARE AT NET ASSET VALUE. IF A SALES CHARGE (MAXIMUM 5.75%) HAD BEEN DEDUCTED, THE RESULTS WOULD HAVE BEEN LOWER.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2005:

Class A shares                                                               1 year           5 years          10 years
Reflecting 5.75% maximum sales charge                                        +3.33%           - 4.87%           +9.02%

The fund's investment adviser is waiving a portion of its management fees. Results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 26 for details.

Results for other share classes can be found on page 4. Please see the inside back cover for important information about other share classes.

RESULTS AT A GLANCE
For periods ended March 31, 2005 (with all distributions reinvested)

                                                                      Total returns             Average annual total returns
                                                                   6 months      1 year       5 years     10 years    Lifetime(1)
SMALLCAP World Fund                                                 +13.2%        +9.6%        -3.7%        +9.7%       +10.5%
S&P/Citigroup Global Smallcap Index                                 +15.4        +14.7         +8.0         +9.5         +9.3
Global small-company mutual funds average                           +15.0        +13.4         +1.0        +10.6        +10.8

(1)Since April 30, 1990

All market indexes cited in this report are unmanaged and include reinvestment of all distributions. The S&P/Citigroup Global Smallcap Index tracks more than 6,000 publicly traded stocks around the world with market capitalizations between $100 million and $2 billion. From 1/1/00 to 4/30/04, the index only included stocks in developed countries with market capitalizations between $100 million and $1.5 billion; prior to 1/1/00, the index included market capitalizations between $100 million and $1.2 billion. The global small-company mutual funds average is computed by Lipper.

Investing outside the United States is subject to additional risks, such as currency fluctuations and political instability, which are detailed in the fund's prospectus. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies.

[close-up photo of a globe]

FELLOW SHAREHOLDERS:

SMALLCAP World Fund recorded solid gains for the six-month period ended March 31, 2005, as equity markets around the world continued to strengthen and small cap stocks generally outperformed the stocks of larger companies.

As detailed in the Results at a Glance table on the facing page, the fund rose 13.2%, which included the reinvestment of the 31-cents-a-share dividend that was paid last December. SMALLCAP World Fund's return appears strong when compared against indexes that track large cap stocks, such as Standard & Poor's 500 Composite Index (+6.9%) and the MSCI World Index (+10.9%). The fund also fared well relative to U.S. small cap stocks, as measured by the Russell 2000 Index (+8.0%). All the preceding indexes are unmanaged.

[Begin Sidebar]
Where are SMALLCAP's holdings located?

                                       Percent of
As of March 31, 2005                   net assets
[begin pie chart]
o  United States                          43.5%
o  Asia & Pacific Basin                   29.7
o  Europe                                 13.4
o  Other (including Canada
   & Latin America)                        5.7
o  Cash & equivalents                      7.7
[end pie chart]


As of                                  Percent of
September 30, 2004                     net assets
[begin pie chart]
o  United States                          47.7%
o  Asia & Pacific Basin                   27.4
o  Europe                                 13.6
o  Other (including Canada
   & Latin America)                        5.2
o  Cash & equivalents                      6.1
[end pie chart]

[End Sidebar]

But the fund's investment results did not exceed the 15.4% return of its main benchmark, the S&P/Citigroup Global Smallcap Index. This unmanaged index tracks more than 6,000 publicly traded stocks around the world with market capitalizations between $100 million and $2 billion. The fund's results also lagged the 15.0% return of the average global small-company mutual fund tracked by Lipper.

GROWTH AROUND THE WORLD

SMALLCAP World Fund's objective is to seek long-term growth of capital through investments in smaller companies in the United States and around the world. This broad global mandate has been beneficial to shareholders as the stocks of companies based outside the United States have outperformed their U.S. counterparts for two years. This trend has been fueled by particularly strong gains in developing countries, as well as by the relative strength of non-U.S. currencies against the U.S. dollar.

Small companies in emerging markets, such as Asia, Eastern Europe and Latin America, have benefited from the exceptionally strong economic growth in these areas. The fund is well positioned to identify companies in these regions through its focus on intensive fundamental research. In addition to a number of industry investment analysts, the fund is supported by a dedicated network of 14 small company analysts who travel to companies in every corner of the globe from their home bases in the United States, Europe and Asia. For example, numerous research visits have formed the foundation of our long-held and continuing optimism about the developing economies in Asia and the Pacific region. Accordingly, the fund's largest country positions outside of the United States are in Korea (8.4%), Japan (4.9%) and India (4.6%). Returns in these markets all exceeded returns in the U.S. market during the period.

Although the fund's exposure to U.S. stocks (43.5%) is near a historic low, the fund is overweighted in the United States relative to its global small cap index. In this period of rising equity markets outside the United States, this position had a dampening effect on the fund's total returns, as did the fund's cash holdings (7.7%).

A LOOK INSIDE THE PORTFOLIO

The global economic recovery in developing markets continued to drive the returns of industrial, energy, and metals and mining stocks, as exemplified by Daelim Industrial (+23.3%), Quicksilver Resources (+49.2%) and First Quantum Minerals (+40.5%). The fund's largest holding, Michaels Stores, also did well, rising 22.6%.

The past six months were more difficult for stocks within the technology and pharmaceutical sectors. Semiconductor and semiconductor equipment manufacturers, such as Semtech (-6.8%), continued to hinder the fund's results. Also, pharmaceutical and biotech stocks declined in an environment marked by several high-profile drug withdrawals, a number of important patent expirations and a relatively low pipeline of new medications. For example, Amylin Pharmaceuticals, a developer of drug therapies for treating diabetes, declined 14.8%, and Valeant Pharmaceuticals International declined 6.7%.

SOME WARNING SIGNS AHEAD

We are pleased that SMALLCAP World Fund has continued to benefit from the broad rebound in global stocks that began in March 2003. Over the past two years, the fund has recorded a cumulative return of 86.3%, assuming the reinvestment of all dividends. While we hope that our global research effort continues to generate such positive gains for the fund, our optimism is tempered by several economic developments that dictate some caution. First, we are in a rising interest rate environment, as evidenced by the eight consecutive increases in the federal funds rate that have been imposed by the Federal Open Market Committee since June 2004. Inflation is also on the rise, driven by rising energy and commodity prices. These developments could have a dampening effect on global economic growth. Although we remain optimistic about the long-term prospects for this fund, we intend to keep these shorter term concerns in mind as we choose investments for the portfolio.

We appreciate the trust you have placed in us to manage your money, and we will continue to honor that trust by adhering to our long-term focus on thorough research and attention to risk. We look forward to reporting to you again in November.

Cordially,

/s/ Gordon Crawford                 /s/ Gregory W.Wendt

Gordon Crawford                     Gregory W. Wendt
Chairman of the Board               President

May 12, 2005

For current information about the fund, visit americanfunds.com.

OTHER SHARE CLASS RESULTS (unaudited)

Class B, Class C, Class F and Class 529 Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Average annual total returns
for periods ended March 31, 2005                                              1 year           5 years         Life of class

Class B shares
Reflecting applicable contingent deferred sales
     charge (CDSC), maximum of 5%, payable only
     if shares are sold within six years of purchase                          +3.81%           -4.79%            -5.28%(1)
Not reflecting CDSC                                                           +8.81%           -4.47%            -5.12%(1)

Class C shares
Reflecting CDSC, maximum of 1%, payable only
     if shares are sold within one year of purchase                           +7.75%                --            +6.93%(2)
Not reflecting CDSC                                                           +8.75%                --            +6.93%(2)

Class F shares(3)
Not reflecting annual asset-based fee charged
     by sponsoring firm                                                       +9.60%                --            +7.79%(2)

Class 529-A shares
Reflecting 5.75% maximum sales charge                                         +3.28%                --           +10.67%(4)
Not reflecting maximum sales charge                                           +9.57%                --           +12.79%(4)

Class 529-B shares
Reflecting applicable CDSC, maximum of 5%,
     payable only if shares are sold within
     six years of purchase                                                    +3.61%                --           +10.77%(5)
Not reflecting CDSC                                                           +8.61%                --           +11.55%(5)

Class 529-C shares
Reflecting applicable CDSC, maximum of 1%,
     payable only if shares are sold within
     one year of purchase                                                     +7.60%                --           +11.57%(5)
Not reflecting CDSC                                                           +8.60%                --           +11.57%(5)

Class 529-E shares(3)                                                         +9.22%                --           +10.18%(6)

Class 529-F shares(3)
Not reflecting annual asset-based fee charged
     by sponsoring firm                                                       +9.47%                --           +23.97%(7)

The fund's investment adviser is waiving a portion of its management fees. Results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 26 for details.

(1) From March 15, 2000, when Class B shares were first sold.
(2) From March 15, 2001, when Class C and Class F shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4) From February 19, 2002, when Class 529-A shares were first sold.
(5) From February 20, 2002, when Class 529-B and Class 529-C shares were first sold.
(6) From March 15, 2002, when Class 529-E shares were first sold.
(7) From September 17, 2002, when Class 529-F shares were first sold.


SUMMARY INVESTMENT PORTFOLIO, March 31, 2005                         unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund's principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
INDUSTRY SECTOR DIVERSIFICATION
                                                       Percent of
                                                       net assets

Consumer discretionary                                     20.3 %
Information technology                                       15.0
Industrials                                                  13.9
Financials                                                    9.2
Energy                                                        8.8
Other industries                                             25.1
Cash & equivalents                                            7.7
[end pie chart]

                                                                                               Shares          Market      Percent
                                                                                                                value       of net
Common stocks  - 92.22%                                                                                         (000)       assets

Consumer discretionary  - 20.28%
Michaels Stores, Inc.                                                                       5,300,000    $    192,390        1.49%
Aristocrat Leisure Ltd.                                                                    13,195,000         103,860          .81
SBS Broadcasting SA  (1)                                                                    1,860,000          83,068          .64
Lions Gate Entertainment Corp., USD denominated  (1)                                        3,050,000          33,702
Lions Gate Entertainment Corp.  (1)                                                         2,728,500          30,239          .50
Reader's Digest Assn., Inc., Class A                                                        3,650,000          63,181          .49
Schibsted ASA                                                                               2,370,000          62,248          .48
Orient-Express Hotels Ltd., Class A                                                         2,326,000          60,709          .47
CarMax, Inc.  (1)                                                                           1,800,000          56,700          .44
Big Lots, Inc.  (1)                                                                         4,271,400          51,342          .40
Tupperware Corp.                                                                            2,500,000          50,900          .40
UnitedGlobalCom, Inc., Class A  (1)                                                         5,000,000          47,300          .37
Vail Resorts, Inc.  (1)                                                                     1,700,000          42,925          .33
Other securities                                                                                            1,732,176        13.46
                                                                                                            2,610,740        20.28

Information technology  - 14.99%
Kingboard Chemical Holdings Ltd.                                                           42,846,000         128,002         1.00
Ask Jeeves, Inc.  (1)                                                                       3,785,000         106,283          .83
Integrated Circuit Systems, Inc.  (1)                                                       4,745,000          90,724          .71
CNET Networks, Inc.  (1)                                                                    9,300,000          87,792          .68
Semtech Corp.  (1)                                                                          3,800,000          67,906          .53
Mentor Graphics Corp.  (1)                                                                  4,870,000          66,719          .52
ACTIVISION, Inc.  (1)                                                                       3,600,000          53,280          .41
Venture Corp. Ltd.                                                                          5,969,600          48,101          .37
Power Integrations, Inc.  (1)                                                               2,300,000          48,047          .37
GOME Electrical Appliances Holding Ltd.  (1)                                               40,056,000          42,885          .33
NHN Corp. (1)                                                                                 484,652          42,306          .33
Other securities                                                                                            1,146,954         8.91
                                                                                                            1,928,999        14.99

Industrials  - 13.94%
Daelim Industrial Co., Ltd.                                                                 2,390,190         126,692          .98
United Stationers Inc.  (1)                                                                 1,702,200          77,025          .60
Downer EDI Ltd.                                                                            18,701,412          75,336          .58
Vedior NV                                                                                   2,973,550          52,881          .41
Hyundai Mipo Dockyard Co., Ltd.                                                               867,350          48,708          .38
Container Corp. of India Ltd.                                                               2,641,794          48,475          .38
Hyundai Development Co.                                                                     2,600,000          47,389          .37
Hughes Supply, Inc.                                                                         1,550,000          46,112          .36
Laureate Education, Inc.  (1)                                                               1,070,000          45,785          .36
SembCorp Logistics Ltd.                                                                    43,652,200          43,107          .33
Other securities                                                                                            1,182,906         9.19
                                                                                                            1,794,416        13.94

Financials  - 9.18%
HDFC Bank Ltd.                                                                              9,859,340         123,151          .96
Pusan Bank                                                                                  9,520,500          75,414          .59
Daegu Bank, Ltd.                                                                            8,587,500          63,370          .49
Converium Holding AG                                                                        6,500,000          61,131          .47
UTI Bank Ltd.                                                                              10,020,000          54,579          .42
ICICI Bank Ltd.                                                                             5,584,503          50,289          .39
Cathay General Bancorp, Inc.                                                                1,330,000          41,895          .33
Other securities                                                                                              711,286         5.53
                                                                                                            1,181,115         9.18

Energy  - 8.79%
Quicksilver Resources Inc.  (1)                                                             2,881,300         140,406         1.09
First Calgary Petroleums Ltd., GBP denominated  (1)                                         4,800,000          71,970
First Calgary Petroleums Ltd.  (1)                                                          2,146,000          29,996          .79
OPTI Canada Inc.  (1)                                                                       3,873,000          83,924          .65
Helmerich & Payne, Inc.                                                                     2,034,800          80,761          .63
Spinnaker Exploration Co.  (1)                                                              1,885,450          66,990          .52
Cabot Oil & Gas Corp., Class A                                                              1,167,300          64,377          .50
Hydril Co.  (1)                                                                             1,017,500          59,432          .46
Delta Petroleum Corp.  (1)                                                                  3,267,500          47,509          .37
Other securities                                                                                              486,108         3.78
                                                                                                            1,131,473         8.79

Health care  - 7.80%
Alfresa Holdings Corp.                                                                      1,707,000          70,554          .55
Advanced Medical Optics, Inc.  (1)                                                          1,825,000          66,083          .51
Medicis Pharmaceutical Corp., Class A                                                       2,150,000          64,457          .50
Valeant Pharmaceuticals International                                                       2,500,000          56,300          .44
Amylin Pharmaceuticals, Inc.  (1)                                                           2,556,000          44,704          .35
IDEXX Laboratories, Inc.  (1)                                                                 820,000          44,411          .35
Other securities                                                                                              656,880         5.10
                                                                                                            1,003,389         7.80

Materials  - 5.87%
Hanwha Chemical Corp.                                                                       6,492,000          85,707          .67
Dongkuk Steel Mill Co., Ltd.                                                                3,355,000          63,464          .49
INI Steel Co.                                                                               2,645,000          42,476          .33
Other securities                                                                                              564,145         4.38
                                                                                                              755,792         5.87

Consumer staples  - 4.33%
Nestle India Ltd.                                                                           3,344,250          48,922          .38
Other securities                                                                                              508,372         3.95
                                                                                                              557,294         4.33

Other - 2.15%                                                                                                 276,904         2.15

Miscellaneous  -  4.89%
Other common stocks in initial period of acquisition                                                          629,412         4.89


Total common stocks (cost: $9,382,292,000)                                                                 11,869,534        92.22



                                                                                                               Market      Percent
                                                                                                                value       of net
Rights & warrants  - 0.07%                                                                                      (000)       assets

Information technology  - 0.02%
Kingboard Chemical Holdings Ltd., warrants, expire 2006  (1)                                3,988,200           3,247          .02

Other - 0.05%                                                                                                   6,155          .05


Total rights & warrants (cost: $102,000)                                                                        9,402          .07



                                                                                                               Market      Percent
                                                                                                                value       of net
Convertible securities  - 0.00%                                                                                 (000)       assets

Total convertible securities (cost: $22,175,000)                                                                  368          .00



                                                                                                               Market      Percent
                                                                                                                value       of net
Bonds & notes  - 0.04%                                                                                          (000)       assets

Total bonds & notes (cost: $9,060,000)                                                                          5,558          .04



                                                                                                               Market      Percent
                                                                                     Principal amount           value       of net
Short-term securities  - 7.28%                                                                  (000)           (000)       assets


Sheffield Receivables Corp. 2.66%-2.69% due 4/4-4/11/2005  (2)                        $        50,000      $   49,972
Barclays U.S. Funding LLC 2.63%-2.83% due 4/15-5/16/2005                                       41,500          41,392          .71
Amsterdam Funding Corp. 2.64%-2.79% due 4/7-4/26/2005  (2)                                     71,400          71,301          .55
Freddie Mac 2.61%-2.70% due 4/27-5/2/2005                                                      70,600          70,440          .55
American Honda Finance Corp. 2.65%-2.80% due 4/18-5/12/2005                                    68,100          67,939          .53
Mont Blanc Capital Corp. 2.78% due 4/18/2005  (2)                                              47,200          47,134
ING (U.S.) Funding LLC 2.77% due 5/4/2005                                                      12,500          12,467          .46
DaimlerChrysler Revolving Auto Conduit LLC II 2.675%-2.735% due 4/11-4/22/2005                 51,900          51,835          .40
Barton Capital LLC 2.65%-2.80% due 4/6-5/6/2005  (2)                                           51,800          51,700          .40
Siemens Capital Co. LLC 2.56%-2.58% due 4/5-4/7/2005                                           49,300          49,279          .38
BNP Paribas Finance Inc. 2.86% due 5/24/2005                                                   48,400          48,192          .38
U.S. Treasury Bills 2.552% due 4/7/2005                                                        42,000          41,979          .33
Other securities                                                                                              333,338         2.59


Total short-term securities (cost: $936,967,000)                                                              936,968         7.28


Total investment securities (cost: $10,350,596,000)                                                        12,821,830        99.61
Other assets less liabilities                                                                                  49,406          .39

Net assets                                                                                                $12,871,236      100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.


INVESTMENT IN AFFILIATES

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. Some of the fund's affiliated holdings listed below are also among the fund's largest holdings and are shown in the preceding summary investment portfolio. The market value of the affiliated companies which are not among the fund's largest holdings is included in "Other securities" under their respective industry sectors. Further details on these holdings and related transactions during the six months ended March 31, 2005, appear below.



                                                                                   Beginning
Company                                                                               shares         Purchases            Sales


Quicksilver Resources Inc. (1)                                                     1,992,300           923,800           34,800
Kingboard Chemical Holdings Ltd.                                                  39,882,000         2,964,000                -
Kingboard Chemical Holdings Ltd., warrants, expire 2006 (1)                        3,988,200                 -                -
Daelim Industrial Co., Ltd.                                                        2,448,660                 -           58,470
Ask Jeeves, Inc. (1)                                                               3,700,000            85,000                -
Integrated Circuit Systems, Inc. (1)                                               4,110,000           635,000                -
CNET Networks, Inc. (1)                                                            8,000,000         1,300,000                -
Hanwha Chemical Corp.                                                                      -         6,492,000                -
OPTI Canada Inc. (1)                                                               3,834,000            39,000                -
SBS Broadcasting SA (1)                                                            1,855,000             5,000                -
United Stationers Inc. (1)                                                                 -         1,702,200                -
Pusan Bank                                                                         9,520,500                 -                -
Downer EDI Ltd.                                                                   18,231,412           470,000                -
Semtech Corp. (1)                                                                  3,100,000           700,000                -
Spinnaker Exploration Co. (1)                                                      2,200,000                 -          314,550
Mentor Graphics Corp. (1)                                                          4,530,000           340,000                -
Lions Gate Entertainment Corp., USD denominated (1)                                3,050,000                 -                -
Lions Gate Entertainment Corp. (1)                                                 2,728,500                 -                -
Daegu Bank, Ltd.                                                                   6,907,500         1,680,000                -
Power Integrations, Inc. (1)                                                       2,000,000           300,000                -
Delta Petroleum Corp. (1)                                                            545,000         2,722,500                -
SembCorp Logistics Ltd.                                                           43,652,200                 -                -
Sohu.com Inc. (1)                                                                  2,350,000                 -                -
Manhattan Associates, Inc. (1)                                                     1,300,000           650,000                -
Sterling Bancshares, Inc.                                                          2,700,000                 -                -
Conexant Systems, Inc. (1)                                                        19,926,000         4,074,000                -
Korea Kumho Petrochemical Co., Ltd.                                                1,292,160           481,990                -
LS Industrial Systems Co., Ltd.                                                    1,950,000                 -                -
Expro International Group PLC                                                      4,250,000                 -                -
Shipbuilding Co., Ltd.                                                                     -         1,493,000                -
WD-40 Co.                                                                          1,020,900                 -                -
SIRVA, Inc. (1)                                                                    2,700,000         1,800,000                -
Restaurant Group PLC                                                              12,629,000                 -                -
GSI Commerce, Inc. (1)                                                             2,294,491                 -                -
Toho Pharmaceutical Co., Ltd.                                                              -         2,615,000                -
Hanil Cement Co., Ltd.                                                               491,700                 -                -
O'Charley's Inc. (1)                                                               1,350,000                 -                -
Centennial Bank Holdings, Inc. (1) (2) (3)                                                 -         2,700,000                -
Harvest Natural Resources, Inc. (1)                                                1,910,900           461,500                -
Fourlis (1)                                                                        2,960,700           349,300                -
O2Micro International Ltd. (1)                                                     2,495,000                 -                -
Veeco Instruments Inc. (1)                                                         1,700,000                 -          101,477
Samsung Engineering Co., Ltd.                                                              -         2,587,640                -
Hudson Highland Group, Inc. (1)                                                      410,000           834,000                -
LG Insurance Co., Ltd.                                                             3,240,000                 -                -
Ichia Technologies, Inc.                                                          14,789,617                 -                -
Spark Networks PLC (1) (2) (3)                                                     1,103,000                 -                -
Spark Networks PLC (GDR) (1)                                                         384,600           362,400                -
Tecan Group Ltd., Mannedorf                                                          598,083            76,134                -
Capital Lease Funding, Inc.                                                        1,630,000                 -                -
Leitch Technology Corp. (1)                                                        2,240,000           282,000                -
Silicon Graphics, Inc. (1)                                                        14,000,000                 -                -
Sanctuary Group PLC                                                               21,490,000                 -                -
Kenmare Resources PLC (1)                                                         28,200,000         2,638,000                -
Kenmare Resources PLC (1) (2)                                                      2,500,000                 -                -
Kenmare Resources PLC, warrants, expire 2009 (1)                                   5,250,000           525,000                -
Kenmare Resources PLC, warrants, expire 2005 (1) (2) (3)                           1,250,000                 -                -
Sharper Image Corp. (1)                                                              950,000                 -                -
Interflex Co., Ltd.                                                                  799,000                 -                -
Kourakuen Corp.                                                                            -           827,600                -
KEC Corp.                                                                            523,540                 -                -
Knot, Inc. (1) (2)                                                                 1,200,000                 -                -
Knot, Inc. (1)                                                                       140,800                 -                -
BKN International AG (1)                                                             513,857                 -                -
BKN International AG (1) (2)                                                         451,143                 -                -
Gladstone Commercial Corp.                                                           493,000                 -           97,338
Lumenis Ltd. (1)                                                                   2,270,000                 -                -
LTG Technologies PLC (1)                                                          17,785,714                 -                -
Infoteria Corp. (1) (2) (3)                                                            2,672                 -                -
ZOOTS (1) (2) (3)                                                                 12,586,913                 -                -
Anoto Group AB (1) (4)                                                             7,156,244                 -        2,607,000
Atheros Communications, Inc. (1) (4)                                               3,040,000                 -        1,540,000
Baycorp Advantage Ltd. (4)                                                        13,160,383                 -       13,160,383
California Pizza Kitchen, Inc. (1) (4)                                             1,230,000                 -          908,829
Charles Vogele Holding AG (4)                                                        516,684                 -          364,684
Chung Hwa Pulp Corp. (4)                                                          38,898,300                 -       12,658,000
Clear Media Ltd.  (1) (4)                                                         32,579,000                 -       10,575,000
Converium Holding AG (4)                                                           2,020,000         4,480,000                -
Converium Holding AG, rights, expire 2005 (4)                                              -         2,020,000        2,020,000
Creo Inc., USD denominated (1) (4)                                                 3,134,000                 -        2,634,000
Creo Inc.  (1) (4)                                                                   430,000                 -          430,000
Energem Resources Inc. (1) (4)                                                     4,055,000           360,000                -
Energem Resources Inc., warrants, expire 2005 (1) (3) (4)                          2,027,500                 -                -
Energem Resources Inc., warrants, expire 2007 (1) (2) (3) (4)                              -           360,000                -
Eyetech Pharmaceuticals, Inc. (4)                                                  2,624,000            75,000        2,699,000
Golden Meditech Co. Ltd. (4)                                                      61,394,000                 -                -
Magnum Hunter Resources, Inc. (4)                                                  4,600,000                 -        4,600,000
Micronic Laser Systems AB (4)                                                      2,403,002                 -        2,403,002
School Specialty, Inc. (1) (4)                                                     1,210,000                 -          587,365
Valora Holding AG (4)                                                                222,000                 -          222,000
Wilson Greatbatch Technologies, Inc. (1) (4)                                       1,386,800                 -          773,000





                                                                                                                           Market
                                                                                                                         value of
                                                                                        Ending        Dividend         affiliates
Company                                                                                 shares          income         at 3/31/05
                                                                                                          (000)              (000)

Quicksilver Resources Inc. (1)                                                       2,881,300               -           $140,406
Kingboard Chemical Holdings Ltd.                                                    42,846,000               -            128,002
Kingboard Chemical Holdings Ltd., warrants, expire 2006 (1)                          3,988,200               -              3,247
Daelim Industrial Co., Ltd.                                                          2,390,190          $4,812            126,692
Ask Jeeves, Inc. (1)                                                                 3,785,000               -            106,283
Integrated Circuit Systems, Inc. (1)                                                 4,745,000               -             90,724
CNET Networks, Inc. (1)                                                              9,300,000               -             87,792
Hanwha Chemical Corp.                                                                6,492,000             706             85,707
OPTI Canada Inc. (1)                                                                 3,873,000               -             83,924
SBS Broadcasting SA (1)                                                              1,860,000               -             83,068
United Stationers Inc. (1)                                                           1,702,200               -             77,025
Pusan Bank                                                                           9,520,500           2,289             75,414
Downer EDI Ltd.                                                                     18,701,412             816             75,336
Semtech Corp. (1)                                                                    3,800,000               -             67,906
Spinnaker Exploration Co. (1)                                                        1,885,450               -             66,990
Mentor Graphics Corp. (1)                                                            4,870,000               -             66,719
Lions Gate Entertainment Corp., USD denominated (1)                                  3,050,000               -             33,702
Lions Gate Entertainment Corp. (1)                                                   2,728,500               -             30,239
Daegu Bank, Ltd.                                                                     8,587,500           1,873             63,370
Power Integrations, Inc. (1)                                                         2,300,000               -             48,047
Delta Petroleum Corp. (1)                                                            3,267,500               -             47,509
SembCorp Logistics Ltd.                                                             43,652,200          22,979             43,107
Sohu.com Inc. (1)                                                                    2,350,000               -             41,313
Manhattan Associates, Inc. (1)                                                       1,950,000               -             39,721
Sterling Bancshares, Inc.                                                            2,700,000             297             38,340
Conexant Systems, Inc. (1)                                                          24,000,000               -             36,000
Korea Kumho Petrochemical Co., Ltd.                                                  1,774,150             604             35,133
LS Industrial Systems Co., Ltd.                                                      1,950,000             782             34,869
Expro International Group PLC                                                        4,250,000             312             34,557
Shipbuilding Co., Ltd.                                                               1,493,000               -             34,346
WD-40 Co.                                                                            1,020,900             408             33,169
SIRVA, Inc. (1)                                                                      4,500,000               -             31,995
Restaurant Group PLC                                                                12,629,000               -             31,470
GSI Commerce, Inc. (1)                                                               2,294,491               -             31,044
Toho Pharmaceutical Co., Ltd.                                                        2,615,000             229             30,083
Hanil Cement Co., Ltd.                                                                 491,700             592             29,357
O'Charley's Inc. (1)                                                                 1,350,000               -             29,349
Centennial Bank Holdings, Inc. (1) (2) (3)                                           2,700,000               -             28,350
Harvest Natural Resources, Inc. (1)                                                  2,372,400               -             28,208
Fourlis (1)                                                                          3,310,000               -             27,030
O2Micro International Ltd. (1)                                                       2,495,000               -             25,674
Veeco Instruments Inc. (1)                                                           1,598,523               -             24,058
Samsung Engineering Co., Ltd.                                                        2,587,640             489             21,389
Hudson Highland Group, Inc. (1)                                                      1,244,000               -             21,260
LG Insurance Co., Ltd.                                                               3,240,000             531             21,036
Ichia Technologies, Inc.                                                            14,789,617               -             19,790
Spark Networks PLC (1) (2) (3)                                                       1,103,000               -             10,423
Spark Networks PLC (GDR) (1)                                                           747,000               -              7,843
Tecan Group Ltd., Mannedorf                                                            674,217               -             18,093
Capital Lease Funding, Inc.                                                          1,630,000             538             18,012
Leitch Technology Corp. (1)                                                          2,522,000               -             16,916
Silicon Graphics, Inc. (1)                                                          14,000,000               -             16,660
Sanctuary Group PLC                                                                 21,490,000             186             16,633
Kenmare Resources PLC (1)                                                           30,838,000               -             14,117
Kenmare Resources PLC (1) (2)                                                        2,500,000               -              1,144
Kenmare Resources PLC, warrants, expire 2009 (1)                                     5,775,000               -              1,079
Kenmare Resources PLC, warrants, expire 2005 (1) (2) (3)                             1,250,000               -                166
Sharper Image Corp. (1)                                                                950,000               -             15,779
Interflex Co., Ltd.                                                                    799,000              96             13,461
Kourakuen Corp.                                                                        827,600             174             11,150
KEC Corp.                                                                              523,540             210             10,187
Knot, Inc. (1) (2)                                                                   1,200,000               -              8,640
Knot, Inc. (1)                                                                         140,800               -              1,014
BKN International AG (1)                                                               513,857               -              4,130
BKN International AG (1) (2)                                                           451,143               -              3,626
Gladstone Commercial Corp.                                                             395,662             136              6,505
Lumenis Ltd. (1)                                                                     2,270,000               -              5,403
LTG Technologies PLC (1)                                                            17,785,714               -              4,264
Infoteria Corp. (1) (2) (3)                                                              2,672               -                748
ZOOTS (1) (2) (3)                                                                   12,586,913               -                234
Anoto Group AB (1) (4)                                                               4,549,244               -                  -
Atheros Communications, Inc. (1) (4)                                                 1,500,000               -                  -
Baycorp Advantage Ltd. (4)                                                                   -               -                  -
California Pizza Kitchen, Inc. (1) (4)                                                 321,171               -                  -
Charles Vogele Holding AG (4)                                                          152,000               -                  -
Chung Hwa Pulp Corp. (4)                                                            26,240,300               -                  -
Clear Media Ltd.  (1) (4)                                                           22,004,000               -                  -
Converium Holding AG (4)                                                             6,500,000               -                  -
Converium Holding AG, rights, expire 2005 (4)                                                -               -                  -
Creo Inc., USD denominated (1) (4)                                                     500,000               -                  -
Creo Inc.  (1) (4)                                                                           -               -                  -
Energem Resources Inc. (1) (4)                                                       4,415,000               -                  -
Energem Resources Inc., warrants, expire 2005 (1) (3) (4)                            2,027,500               -                  -
Energem Resources Inc., warrants, expire 2007 (1) (2) (3) (4)                          360,000               -                  -
Eyetech Pharmaceuticals, Inc. (4)                                                            -               -                  -
Golden Meditech Co. Ltd. (4)                                                        61,394,000               -                  -
Magnum Hunter Resources, Inc. (4)                                                            -               -                  -
Micronic Laser Systems AB (4)                                                                -               -                  -
School Specialty, Inc. (1) (4)                                                         622,635               -                  -
Valora Holding AG (4)                                                                        -               -                  -
Wilson Greatbatch Technologies, Inc. (1) (4)                                           613,800               -                  -
                                                                                                       $39,059         $2,564,977


(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those included in "Other securities" in the summary investment portfolio, was $453,582,000, which represented 3.52% of the net assets of the fund.
(3) Valued under fair value procedures adopted by authority of the Board of Directors.
(4) Unaffiliated issuer at 3/31/2005.

See Notes to Financial Statements



FINANCIAL STATEMENTS

Statement of assets and liabilities                                   unaudited
at March 31, 2005                             (dollars and shares in thousands,
                                                      except per-share amounts)

Assets:
 Investment securities at market:
  Unaffiliated issuers (cost: $8,145,964)                      $10,256,853
  Affiliated issuers (cost: $2,204,632)                          2,564,977      $12,821,830
 Cash denominated in non-U.S. currencies
  (cost: $5,827)                                                                      6,234
 Cash                                                                                 2,788
 Receivables for:
  Sales of investments                                              74,181
  Sales of fund's shares                                            24,594
  Dividends                                                         30,978          129,753
                                                                                 12,960,605
Liabilities:
 Payables for:
  Purchases of investments                                          57,266
  Repurchases of fund's shares                                      15,008
  Investment advisory services                                       6,903
  Services provided by affiliates                                    4,476
  Deferred Directors' compensation                                   1,090
  Other fees and expenses                                            4,626           89,369
Net assets at March 31, 2005                                                    $12,871,236

Net assets consist of:
 Capital paid in on shares of capital stock                                     $11,110,259
 Distributions in excess of net investment income                                   (95,156)
 Accumulated net realized loss                                                     (611,719)
 Net unrealized appreciation                                                      2,467,852
Net assets at March 31, 2005                                                    $12,871,236

Total authorized capital stock - 800,000 shares,  $0.01 par value

(414,115 total shares outstanding)

                                                                                    Net asset value
                                                   Net assets   Shares outstanding    per share (1)

Class A                                          $11,176,960               358,704           $31.16
Class B                                              396,586                13,121            30.23
Class C                                              364,386                12,105            30.10
Class F                                              185,132                 5,972            31.00
Class 529-A                                          137,575                 4,425            31.09
Class 529-B                                           28,078                   919            30.55
Class 529-C                                           59,766                 1,956            30.56
Class 529-E                                            8,732                   283            30.91
Class 529-F                                            9,917                   320            31.04
Class R-1                                              8,193                   267            30.66
Class R-2                                            193,699                 6,315            30.67
Class R-3                                            136,347                 4,415            30.88
Class R-4                                             45,146                 1,452            31.09
Class R-5                                            120,719                 3,861            31.26

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $33.06 and $32.99, respectively.

See Notes to Financial Statements



STATEMENT OF OPERATIONS                                               unaudited
for the six months ended March 31, 2005                  (dollars in thousands)

Investment income:
 Income:
  Interest                                                          $9,500

  Dividends (net of non-U.S. withholding
            tax of $8,594; includes
            $39,059 from affiliates)                                96,928         $106,428

 Fees and expenses:
  Investment advisory services                                      40,056
  Distribution services                                             18,152
  Transfer agent services                                            7,554
  Administrative services                                            1,612
  Reports to shareholders                                              362
  Registration statement and prospectus                                282
  Postage, stationery and supplies                                     993
  Directors' compensation                                              306
  Auditing and legal                                                    48
  Custodian                                                          1,902
  State and local taxes                                                255
  Other                                                                120
  Total expenses before reimbursements/waivers                      71,642
   Reimbursement/waiver of expenses                                  2,259           69,383
 Net investment income                                                               37,045

Net realized gain and unrealized
 appreciation on investments
 and non-U.S. currency:
 Net realized gain on:
  Investments (including $24,759 net gain from affiliates)         480,489
  Non-U.S. currency transactions                                       237          480,726
 Net unrealized appreciation (depreciation) on:
  Investments                                                      940,141
  Non-U.S. currency translations                                      (126)         940,015
   Net realized gain and
    unrealized appreciation
    on investments and non-U.S. currency                                          1,420,741
Net increase in net assets resulting
 from operations                                                                 $1,457,786


See Notes to Financial Statements




Statement of changes in net assets                       (dollars in thousands)

                                                                Six months       Year ended
                                                             ended March 31,  September 30,
                                                                     2005*             2004
Operations:
 Net investment income                                             $37,045             $916
 Net realized gain on investments and
  non-U.S. currency transactions                                   480,726        1,342,453
 Net unrealized appreciation
  on investments and non-U.S. currency translations                940,015          358,032
  Net increase in net assets
   resulting from operations                                     1,457,786        1,701,401

Dividends paid to shareholders from
 net investment income and currency gains                         (119,377)         (10,989)

Capital share transactions                                         509,105          880,345

Total increase in net assets                                     1,847,514        2,570,757

Net assets:
 Beginning of period                                            11,023,722        8,452,965
 End of period (including
  distributions in excess of
  net investment income: $95,156 and $12,824, respectively)    $12,871,236      $11,023,722

*Unaudited.

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS                                        unaudited



1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - SMALLCAP World Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica(R) savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 5.75%         None (except 1% for                   None
                                                certain redemptions
                                                 within one year of
                                                purchase without an
                                               initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None          Declines from 5% to zero   Classes B and 529-B convert to
                                               for redemptions within         classes A and 529-A,
                                               six years of purchase    respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

CollegeAmerica is a registered trademark of the Virginia College Savings
Plan.(sm)


SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

          SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities purchased with greater than 60 days to maturity with 60 days or less remaining to maturity is determined based on the market value on the 61st day. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's Board of Directors. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued.

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

          DIVIDENDS  AND   DISTRIBUTIONS   TO   SHAREHOLDERS   -  Dividends  and
          distributions paid to shareholders are recorded on the ex-dividend date.

          NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and net unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

          FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2.       NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the six months ended March 31, 2005, there were no non-U.S. taxes paid on realized gains. As of March 31, 2005, non-U.S. taxes provided on unrealized gains were $4,208,000.

3.       FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; net capital losses; and net operating losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of March 31, 2005, the cost of investment securities for federal income tax purposes was $10,468,146,000.

As of March 31, 2005, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income and currency gains                                           $ 23,269
Accumulated short-term capital losses                                                          (1,023,277)
Undistributed long-term capital gains                                                             411,758
Gross unrealized appreciation on investment securities                                          3,151,387
Gross unrealized depreciation on investment securities                                           (797,703)
Net unrealized appreciation on investment securities                                            2,353,684

Accumulated short-term capital losses above include a capital loss carryforward of $1,086,001,000 expiring in 2011. The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains. During the six months ended March 31, 2005, the fund realized, on a tax basis, a net capital gain of $474,482,000.

Ordinary income distributions paid to shareholders from net investment income and currency gains were as follows (dollars in thousands):

Share class                                      Six months ended March 31, 2005             Year ended September 30, 2004
Class A                                                                $ 109,685                                  $ 10,144
Class B                                                                    1,283                                         -
Class C                                                                    1,395                                         -
Class F                                                                    1,691                                       202
Class 529-A                                                                1,252                                       148
Class 529-B                                                                   73                                         -
Class 529-C                                                                  159                                         -
Class 529-E                                                                   57                                         2
Class 529-F                                                                   83                                        12
Class R-1                                                                     34                                         2
Class R-2                                                                    841                                        50
Class R-3                                                                    925                                        80
Class R-4                                                                    307                                        25
Class R-5                                                                  1,592                                       324
Total                                                                  $ 119,377                                  $ 10,989

4.       FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.800% on the first billion of daily net assets and decreasing to 0.595% on such assets in excess of $27 billion. During the six months ended March 31, 2005, CRMC reduced investment advisory services fees by $2,003,000. As a result, the fee shown on the accompanying financial statements of $40,056,000, which was equivalent to an annualized rate of 0.656%, was reduced to $38,053,000, or 0.623% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

          DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted on the following page. In some cases, the Board of Directors has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

          For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of March 31, 2005, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                      0.30%                         0.30%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.30                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the six months ended March 31, 2005, CRMC agreed to pay a portion of these fees for classes R-1, R-2, and R-3. For the six months ended March 31, 2005, the total fees paid by CRMC were $2,000, $242,000, and $12,000 for classes R-1, R-2, and R-3, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

          Expenses under the agreements described on the previous page for the six months ended March 31, 2005, were as follows (dollars in thousands):


         --------------------------------------------------------------------------------------------------------------
           Share class    Distribution    Transfer agent                     Administrative services
                            services         services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
                                                                  CRMC          Transfer agent      Commonwealth of
                                                             administrative        services             Virginia
                                                                services                             administrative
                                                                                                        services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class A         $12,989          $7,273         Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class B          1,859             281          Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class C          1,626          Included             $244                $65            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class F           199           Included              119                 28            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-A          91           Included              89                  15                 $60
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-B         127           Included              19                  8                   13
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-C         262           Included              39                  15                  26
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-E         19            Included               6                  1                    4
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-F          11           Included               7                  1                    4
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-1           34           Included               5                  4             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-2          610           Included              122                460            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-3          283           Included              85                  87            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-4           42           Included              25                  2             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-5    Not applicable      Included              58                  1             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
              Total          $18,152          $7,554              $818               $687                 $107
         --------------------------------------------------------------------------------------------------------------

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation of $306,000, shown on the accompanying financial statements, includes $141,000 in current fees (either paid in cash or deferred) and a net increase of $165,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5.       CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class                                                                    Sales(1)                 Reinvestments of dividends
                                                                           Amount      Shares               Amount        Shares
Six months ended March 31, 2005
Class A                                                                 $ 915,851      30,132            $ 104,783         3,514
Class B                                                                    44,889       1,528                1,249            43
Class C                                                                    80,075       2,729                1,347            47
Class F                                                                    58,847       1,944                1,525            51
Class 529-A                                                                29,784         980                1,252            42
Class 529-B                                                                 4,253         143                   73             2
Class 529-C                                                                11,966         401                  159             6
Class 529-E                                                                 2,062          69                   57             2
Class 529-F                                                                 2,005          66                   82             3
Class R-1                                                                   2,548          85                   34             1
Class R-2                                                                  64,290       2,143                  841            29
Class R-3                                                                  52,670       1,760                  925            31
Class R-4                                                                  25,689         848                  307            10
Class R-5                                                                  11,734         384                1,405            47
Total net increase
   (decrease)                                                         $ 1,306,663      43,212            $ 114,039         3,828

Year ended September 30, 2004
Class A                                                               $ 1,812,353      66,943              $ 9,695           376
Class B                                                                   121,394       4,620                    -             -
Class C                                                                   159,066       6,069                    -             -
Class F                                                                    96,511       3,572                  184             7
Class 529-A                                                                48,055       1,777                  148             6
Class 529-B                                                                 9,482         357                    -             -
Class 529-C                                                                21,568         810                    -             -
Class 529-E                                                                 2,989         111                    2            -*
Class 529-F                                                                 4,757         178                   12            -*
Class R-1                                                                   4,372         164                    2            -*
Class R-2                                                                  98,778       3,680                   50             2
Class R-3                                                                  64,095       2,376                   80             3
Class R-4                                                                  16,354         606                   25             1
Class R-5                                                                  33,209       1,221                  284            11
Total net increase
   (decrease)                                                         $ 2,492,983      92,484             $ 10,482           406




Share class                                                                 Repurchases(1)                      Net increase
                                                                           Amount       Shares              Amount          Shares
Six months ended March 31, 2005
Class A                                                                $ (793,949)     (26,186)          $ 226,685           7,460
Class B                                                                   (19,866)        (674)             26,272             897
Class C                                                                   (25,754)        (875)             55,668           1,901
Class F                                                                   (19,544)        (647)             40,828           1,348
Class 529-A                                                                (3,136)        (102)             27,900             920
Class 529-B                                                                  (490)         (16)              3,836             129
Class 529-C                                                                (1,401)         (47)             10,724             360
Class 529-E                                                                  (155)          (5)              1,964              66
Class 529-F                                                                  (199)          (6)              1,888              63
Class R-1                                                                    (542)         (19)              2,040              67
Class R-2                                                                 (19,343)        (647)             45,788           1,525
Class R-3                                                                 (13,486)        (451)             40,109           1,340
Class R-4                                                                  (4,070)        (134)             21,926             724
Class R-5                                                                  (9,662)        (316)              3,477             115
Total net increase
   (decrease)                                                          $ (911,597)     (30,125)          $ 509,105          16,915

Year ended September 30, 2004
Class A                                                              $ (1,443,662)     (53,445)          $ 378,386          13,874
Class B                                                                   (34,047)      (1,301)             87,347           3,319
Class C                                                                   (36,076)      (1,382)            122,990           4,687
Class F                                                                   (38,184)      (1,414)             58,511           2,165
Class 529-A                                                                (2,869)        (105)             45,334           1,678
Class 529-B                                                                  (352)         (13)              9,130             344
Class 529-C                                                                (1,731)         (65)             19,837             745
Class 529-E                                                                  (219)          (8)              2,772             103
Class 529-F                                                                (1,179)         (44)              3,590             134
Class R-1                                                                  (1,364)         (52)              3,010             112
Class R-2                                                                 (23,685)        (887)             75,143           2,795
Class R-3                                                                 (16,637)        (619)             47,538           1,760
Class R-4                                                                  (7,980)        (310)              8,399             297
Class R-5                                                                 (15,135)        (560)             18,358             672
Total net increase
   (decrease)                                                        $ (1,623,120)     (60,205)          $ 880,345          32,685

* Amount less than one thousand.
(1) Includes exchanges between share classes of the fund.

6.       INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $2,409,602,000 and $2,310,042,000, respectively, during the six months ended March 31, 2005.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended March 31, 2005, the custodian fee of $1,902,000, shown on the accompanying financial statements, includes $27,000 that was offset by this reduction, rather than paid in cash.



Financial highlights (1)

                                                                             Income (loss) from investment operations(2)
                                                                                                     Net
                                                          Net asset                        gains (losses)
                                                             value,                Net     on securities       Total from
                                                          beginning         investment    (both realized       investment
                                                          of period       income (loss)   and unrealized)      operations
Class A:
 Six months ended 3/31/2005 (5)                              $27.82               $.10             $3.55            $3.65
 Year ended 9/30/2004                                         23.22                .02              4.61             4.63
 Year ended 9/30/2003                                         17.53               (.01)             5.70             5.69
 Year ended 9/30/2002                                         18.62               (.07)             (.98)           (1.05)
 Year ended 9/30/2001                                         40.24                  - (7)        (16.33)          (16.33)
 Year ended 9/30/2000                                         29.57                  - (7)         11.29            11.29
Class B:
 Six months ended 3/31/2005 (5)                               26.90               (.02)             3.45             3.43
 Year ended 9/30/2004                                         22.60               (.18)             4.48             4.30
 Year ended 9/30/2003                                         17.20               (.16)             5.56             5.40
 Year ended 9/30/2002                                         18.38               (.23)             (.95)           (1.18)
 Year ended 9/30/2001                                         40.08               (.21)           (16.20)          (16.41)
 Period from 3/15/2000 to 9/30/2000                           47.11               (.12)            (6.91)           (7.03)
Class C:
 Six months ended 3/31/2005 (5)                               26.82               (.02)             3.43             3.41
 Year ended 9/30/2004                                         22.54               (.19)             4.47             4.28
 Year ended 9/30/2003                                         17.15               (.16)             5.55             5.39
 Year ended 9/30/2002                                         18.33               (.22)             (.95)           (1.17)
 Period from 3/15/2001 to 9/30/2001                           23.06               (.16)            (4.57)           (4.73)
Class F:
 Six months ended 3/31/2005 (5)                               27.70                .10              3.53             3.63
 Year ended 9/30/2004                                         23.16                .02              4.58             4.60
 Year ended 9/30/2003                                         17.48               (.01)             5.69             5.68
 Year ended 9/30/2002                                         18.60               (.07)             (.98)           (1.05)
 Period from 3/15/2001 to 9/30/2001                           23.27               (.03)            (4.64)           (4.67)
Class 529-A:
 Six months ended 3/31/2005 (5)                               27.79                .09              3.54             3.63
 Year ended 9/30/2004                                         23.24                .02              4.60             4.62
 Year ended 9/30/2003                                         17.53                .01              5.70             5.71
 Period from 2/19/2002 to 9/30/2002                           21.68               (.03)            (4.12)           (4.15)
Class 529-B:
 Six months ended 3/31/2005 (5)                               27.20               (.04)             3.48             3.44
 Year ended 9/30/2004                                         22.88               (.23)             4.55             4.32
 Year ended 9/30/2003                                         17.43               (.19)             5.64             5.45
 Period from 2/20/2002 to 9/30/2002                           21.82               (.14)            (4.25)           (4.39)
Class 529-C:
 Six months ended 3/31/2005 (5)                               27.21               (.04)             3.48             3.44
 Year ended 9/30/2004                                         22.89               (.22)             4.54             4.32
 Year ended 9/30/2003                                         17.44               (.18)             5.63             5.45
 Period from 2/20/2002 to 9/30/2002                           21.82               (.14)            (4.24)           (4.38)
Class 529-E:
 Six months ended 3/31/2005 (5)                               27.58                .04              3.53             3.57
 Year ended 9/30/2004                                         23.09               (.08)             4.59             4.51
 Year ended 9/30/2003                                         17.50               (.07)             5.66             5.59
 Period from 3/15/2002 to 9/30/2002                           23.21               (.06)            (5.65)           (5.71)
Class 529-F:
 Six months ended 3/31/2005 (5)                               27.72                .08              3.54             3.62
 Year ended 9/30/2004                                         23.20               (.01)             4.60             4.59
 Year ended 9/30/2003                                         17.53               (.02)             5.69             5.67
 Period from 9/17/2002 to 9/30/2002                           18.24                  - (7)          (.71)            (.71)




Financial highlights (1)                                           (continued)

                                                                             Income (loss) from investment operations(2)
                                                                                                     Net
                                                          Net asset                         gains(losses)
                                                             value,                Net     on securities       Total from
                                                          beginning         investment    (both realized       investment
                                                          of period       income (loss)   and unrealized)      operations
Class R-1:
 Six months ended 3/31/2005 (5)                              $27.34              $(.02)            $3.50            $3.48
 Year ended 9/30/2004                                         23.00               (.19)             4.55             4.36
 Year ended 9/30/2003                                         17.49               (.16)             5.67             5.51
 Period from 6/19/2002 to 9/30/2002                           21.60               (.04)            (4.07)           (4.11)
Class R-2:
 Six months ended 3/31/2005 (5)                               27.36               (.02)             3.49             3.47
 Year ended 9/30/2004                                         23.00               (.18)             4.56             4.38
 Year ended 9/30/2003                                         17.49               (.15)             5.66             5.51
 Period from 5/31/2002 to 9/30/2002                           22.62               (.05)            (5.08)           (5.13)
Class R-3:
 Six months ended 3/31/2005 (5)                               27.58                .04              3.52             3.56
 Year ended 9/30/2004                                         23.12               (.08)             4.59             4.51
 Year ended 9/30/2003                                         17.51               (.07)             5.68             5.61
 Period from 6/20/2002 to 9/30/2002                           21.43               (.02)            (3.90)           (3.92)
Class R-4:
 Six months ended 3/31/2005 (5)                               27.79                .10              3.55             3.65
 Year ended 9/30/2004                                         23.22                .02              4.61             4.63
 Year ended 9/30/2003                                         17.53                  - (7)          5.69             5.69
 Period from 7/24/2002 to 9/30/2002                           18.55               (.01)            (1.01)           (1.02)
Class R-5:
 Six months ended 3/31/2005 (5)                               27.97                .15              3.56             3.71
 Year ended 9/30/2004                                         23.33                .10              4.64             4.74
 Year ended 9/30/2003                                         17.55                .05              5.73             5.78
 Period from 5/15/2002 to 9/30/2002                           23.36                  - (7)         (5.81)           (5.81)



Financial highlights (1)

                                                                   Dividends and distributions

                                                            Dividends
                                                            (from net    Distributions             Total        Net asset
                                                           investment    (from capital      dividends and      value, end
                                                               income)           gains)     distributions       of period
Class A:
 Six months ended 3/31/2005 (5)                                 $(.31)              $-             $(.31)          $31.16
 Year ended 9/30/2004                                            (.03)               -              (.03)           27.82
 Year ended 9/30/2003                                               -                -                 -            23.22
 Year ended 9/30/2002                                            (.04)               -              (.04)           17.53
 Year ended 9/30/2001                                               -            (5.29)            (5.29)           18.62
 Year ended 9/30/2000                                            (.02)            (.60)             (.62)           40.24
Class B:
 Six months ended 3/31/2005 (5)                                  (.10)               -              (.10)           30.23
 Year ended 9/30/2004                                               -                -                 -            26.90
 Year ended 9/30/2003                                               -                -                 -            22.60
 Year ended 9/30/2002                                               -                -                 -            17.20
 Year ended 9/30/2001                                               -            (5.29)            (5.29)           18.38
 Period from 3/15/2000 to 9/30/2000                                 -                -                 -            40.08
Class C:
 Six months ended 3/31/2005 (5)                                  (.13)               -              (.13)           30.10
 Year ended 9/30/2004                                               -                -                 -            26.82
 Year ended 9/30/2003                                               -                -                 -            22.54
 Year ended 9/30/2002                                            (.01)               -              (.01)           17.15
 Period from 3/15/2001 to 9/30/2001                                 -                -                 -            18.33
Class F:
 Six months ended 3/31/2005 (5)                                  (.33)               -              (.33)           31.00
 Year ended 9/30/2004                                            (.06)               -              (.06)           27.70
 Year ended 9/30/2003                                               -                -                 -            23.16
 Year ended 9/30/2002                                            (.07)               -              (.07)           17.48
 Period from 3/15/2001 to 9/30/2001                                 -                -                 -            18.60
Class 529-A:
 Six months ended 3/31/2005 (5)                                  (.33)               -              (.33)           31.09
 Year ended 9/30/2004                                            (.07)               -              (.07)           27.79
 Year ended 9/30/2003                                               -                -                 -            23.24
 Period from 2/19/2002 to 9/30/2002                                 -                -                 -            17.53
Class 529-B:
 Six months ended 3/31/2005 (5)                                  (.09)               -              (.09)           30.55
 Year ended 9/30/2004                                               -                -                 -            27.20
 Year ended 9/30/2003                                               -                -                 -            22.88
 Period from 2/20/2002 to 9/30/2002                                 -                -                 -            17.43
Class 529-C:
 Six months ended 3/31/2005 (5)                                  (.09)               -              (.09)           30.56
 Year ended 9/30/2004                                               -                -                 -            27.21
 Year ended 9/30/2003                                               -                -                 -            22.89
 Period from 2/20/2002 to 9/30/2002                                 -                -                 -            17.44
Class 529-E:
 Six months ended 3/31/2005 (5)                                  (.24)               -              (.24)           30.91
 Year ended 9/30/2004                                            (.02)               -              (.02)           27.58
 Year ended 9/30/2003                                               -                -                 -            23.09
 Period from 3/15/2002 to 9/30/2002                                 -                -                 -            17.50
Class 529-F:
 Six months ended 3/31/2005 (5)                                  (.30)               -              (.30)           31.04
 Year ended 9/30/2004                                            (.07)               -              (.07)           27.72
 Year ended 9/30/2003                                               -                -                 -            23.20
 Period from 9/17/2002 to 9/30/2002                                 -                -                 -            17.53




Financial highlights (1)                                             (continued)

                                                                Dividends and distributions

                                                            Dividends
                                                            (from net    Distributions             Total        Net asset
                                                           investment    (from capital      dividends and      value, end
                                                               income)           gains)     distributions       of period
Class R-1:
 Six months ended 3/31/2005 (5)                                 $(.16)               -             $(.16)          $30.66
 Year ended 9/30/2004                                            (.02)               -              (.02)           27.34
 Year ended 9/30/2003                                               -                -                 -            23.00
 Period from 6/19/2002 to 9/30/2002                                 -                -                 -            17.49
Class R-2:
 Six months ended 3/31/2005 (5)                                  (.16)               -              (.16)           30.67
 Year ended 9/30/2004                                            (.02)               -              (.02)           27.36
 Year ended 9/30/2003                                               -                -                 -            23.00
 Period from 5/31/2002 to 9/30/2002                                 -                -                 -            17.49
Class R-3:
 Six months ended 3/31/2005 (5)                                  (.26)               -              (.26)           30.88
 Year ended 9/30/2004                                            (.05)               -              (.05)           27.58
 Year ended 9/30/2003                                               -                -                 -            23.12
 Period from 6/20/2002 to 9/30/2002                                 -                -                 -            17.51
Class R-4:
 Six months ended 3/31/2005 (5)                                  (.35)               -              (.35)           31.09
 Year ended 9/30/2004                                            (.06)               -              (.06)           27.79
 Year ended 9/30/2003                                               -                -                 -            23.22
 Period from 7/24/2002 to 9/30/2002                                 -                -                 -            17.53
Class R-5:
 Six months ended 3/31/2005 (5)                                  (.42)               -              (.42)           31.26
 Year ended 9/30/2004                                            (.10)               -              (.10)           27.97
 Year ended 9/30/2003                                               -                -                 -            23.33
 Period from 5/15/2002 to 9/30/2002                                 -                -                 -            17.55


Financial highlights (1)

                                                                               Ratio of expenses  Ratios of expenses
                                                                                  to average net      to average net   Ratio of net
                                                                    Net assets,    assets before        assets after  income (loss)
                                                           Total  end of period  reimbursements/     reimbursements/     to average
                                                       return (3) (in millions)          waivers         waivers (4)     net assets
Class A:
 Six months ended 3/31/2005 (5)                            13.17%      $11,177         1.10% (6)           1.07% (6)       .67% (6)
 Year ended 9/30/2004                                      19.95         9,771         1.12                1.12            .06
 Year ended 9/30/2003                                      32.46         7,833         1.19                1.19           (.07)
 Year ended 9/30/2002                                      (5.69)        6,283         1.17                1.17           (.32)
 Year ended 9/30/2001                                     (44.95)        7,265         1.09                1.09           (.01)
 Year ended 9/30/2000                                      38.42        14,098         1.10                1.10              - (8)
Class B:
 Six months ended 3/31/2005 (5)                            12.77           397         1.88 (6)            1.84 (6)       (.10)(6)
 Year ended 9/30/2004                                      19.03           329         1.88                1.88           (.69)
 Year ended 9/30/2003                                      31.40           201         1.97                1.97           (.85)
 Year ended 9/30/2002                                      (6.42)          118         1.95                1.95          (1.09)
 Year ended 9/30/2001                                     (45.38)           86         1.89                1.89           (.81)
 Period from 3/15/2000 to 9/30/2000                       (14.92)           73         1.84 (6)            1.84 (6)       (.57)(6)
Class C:
 Six months ended 3/31/2005 (5)                            12.73           364         1.92 (6)            1.88 (6)       (.14)(6)
 Year ended 9/30/2004                                      18.99           274         1.92                1.91           (.71)
 Year ended 9/30/2003                                      31.43           124         1.97                1.97           (.85)
 Year ended 9/30/2002                                      (6.42)           56         1.96                1.96          (1.08)
 Period from 3/15/2001 to 9/30/2001                       (20.51)           17         2.11 (6)            2.11 (6)      (1.11)(6)
Class F:
 Six months ended 3/31/2005 (5)                            13.16           185         1.15 (6)            1.12 (6)        .64 (6)
 Year ended 9/30/2004                                      19.90           128         1.15                1.14            .06
 Year ended 9/30/2003                                      32.49            57         1.18                1.18           (.06)
 Year ended 9/30/2002                                      (5.73)           24         1.20                1.20           (.32)
 Period from 3/15/2001 to 9/30/2001                       (20.07)            7         1.23 (6)            1.23 (6)       (.21)(6)
Class 529-A:
 Six months ended 3/31/2005 (5)                            13.12           137         1.16 (6)            1.12 (6)        .62 (6)
 Year ended 9/30/2004                                      19.90            97         1.14                1.14            .06
 Year ended 9/30/2003                                      32.57            42         1.11                1.11            .03
 Period from 2/19/2002 to 9/30/2002                       (19.14)           15         1.18 (6)            1.18 (6)       (.25)(6)
Class 529-B:
 Six months ended 3/31/2005 (5)                            12.65            28         2.04 (6)            2.01 (6)       (.26)(6)
 Year ended 9/30/2004                                      18.88            22         2.04                2.04           (.84)
 Year ended 9/30/2003                                      31.27            10         2.09                2.09           (.95)
 Period from 2/20/2002 to 9/30/2002                       (20.12)            3         2.08 (6)            2.08 (6)      (1.15)(6)
Class 529-C:
 Six months ended 3/31/2005 (5)                            12.67            60         2.03 (6)            2.00 (6)       (.25)(6)
 Year ended 9/30/2004                                      18.87            43         2.03                2.03           (.83)
 Year ended 9/30/2003                                      31.25            20         2.07                2.07           (.94)
 Period from 2/20/2002 to 9/30/2002                       (20.07)            7         2.05 (6)            2.05 (6)      (1.12)(6)
Class 529-E:
 Six months ended 3/31/2005 (5)                            12.98             9         1.50 (6)            1.47 (6)        .28 (6)
 Year ended 9/30/2004                                      19.52             6         1.50                1.49           (.29)
 Year ended 9/30/2003                                      31.94             3         1.53                1.53           (.38)
 Period from 3/15/2002 to 9/30/2002                       (24.60)            1         1.51 (6)            1.51 (6)       (.60)(6)
Class 529-F:
 Six months ended 3/31/2005 (5)                            13.10            10         1.25 (6)            1.22 (6)        .53 (6)
 Year ended 9/30/2004                                      19.81             7         1.25                1.24           (.04)
 Year ended 9/30/2003                                      32.34             3         1.27                1.27           (.10)
 Period from 9/17/2002 to 9/30/2002                        (3.89)            - (9)      .04                 .04            .01




Financial highlights (1)                                            (continued)


                                                                               Ratio of expenses  Ratios of expenses
                                                                                  to average net      to average net   Ratio of net
                                                                    Net assets,    assets before        assets after  income (loss)
                                                           Total  end of period  reimbursements/     reimbursements/     to average
                                                       return (3) (in millions)          waivers         waivers (4)     net assets
Class R-1:
 Six months ended 3/31/2005 (5)                            12.73%           $8         1.99% (6)           1.89% (6)      (.13)(6)
 Year ended 9/30/2004                                      18.98             6         2.01                1.91           (.71)
 Year ended 9/30/2003                                      31.50             2         2.43                1.93           (.78)
 Period from 6/19/2002 to 9/30/2002                       (19.03)         - (9)        7.56                 .54           (.22)
Class R-2:
 Six months ended 3/31/2005 (5)                            12.71           194         2.18 (6)            1.85 (6)       (.11)(6)
 Year ended 9/30/2004                                      19.05           131         2.30                1.88           (.67)
 Year ended 9/30/2003                                      31.50            46         2.59                1.89           (.75)
 Period from 5/31/2002 to 9/30/2002                       (22.68)            2          .85                 .63           (.29)
Class R-3:
 Six months ended 3/31/2005 (5)                            12.95           136         1.52 (6)            1.47 (6)        .28 (6)
 Year ended 9/30/2004                                      19.52            85         1.55                1.49           (.28)
 Year ended 9/30/2003                                      32.04            30         1.67                1.51           (.37)
 Period from 6/20/2002 to 9/30/2002                       (18.29)            2          .52                 .42           (.11)
Class R-4:
 Six months ended 3/31/2005 (5)                            13.18            45         1.13 (6)            1.10 (6)        .67 (6)
 Year ended 9/30/2004                                      19.95            20         1.13                1.13            .07
 Year ended 9/30/2003                                      32.46            10         1.17                1.16           (.02)
 Period from 7/24/2002 to 9/30/2002                        (5.50)            - (9)      .70                 .21           (.03)
Class R-5:
 Six months ended 3/31/2005 (5)                            13.31           121          .82 (6)             .78 (6)        .96 (6)
 Year ended 9/30/2004                                      20.34           105          .82                 .81            .36
 Year ended 9/30/2003                                      32.93            72          .83                 .83            .28
 Period from 5/15/2002 to 9/30/2002                       (24.87)           53          .31                 .31            .01

                                                             Six months ended
                                                                 March 31,                     Year ended September 30
                                                                   2005(5)            2004     2003      2002       2001      2000

Portfolio turnover rate for all classes of shares                    20%               48%      49%       51%        60%       63%

(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes. In addition, during the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.
(5) Unaudited.
(6) Annualized.
(7) Amount less than one cent.
(8) Amount less than .01 percent.
(9) Amount less than $1 million.


See Notes to Financial Statements


EXPENSE EXAMPLE (unaudited)

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 through March 31, 2005).

ACTUAL EXPENSES:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually, depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain shareholders, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                               Beginning account        Ending account         Expenses paid        Annualized
                                                 value 10/1/2004       value 3/31/2005      during period(1)     expense ratio

Class A -- actual return                         $      1,000.00             $1,131.73                $5.69              1.07%
Class A -- assumed 5% return                            1,000.00              1,019.60                 5.39              1.07
Class B -- actual return                                1,000.00              1,127.73                 9.76              1.84
Class B -- assumed 5% return                            1,000.00              1,015.76                 9.25              1.84
Class C -- actual return                                1,000.00              1,127.28                 9.97              1.88
Class C -- assumed 5% return                            1,000.00              1,015.56                 9.45              1.88
Class F -- actual return                                1,000.00              1,131.62                 5.95              1.12
Class F -- assumed 5% return                            1,000.00              1,019.35                 5.64              1.12
Class 529-A -- actual return                            1,000.00              1,131.24                 5.95              1.12
Class 529-A -- assumed 5% return                        1,000.00              1,019.35                 5.64              1.12
Class 529-B -- actual return                            1,000.00              1,126.50                10.66              2.01
Class 529-B -- assumed 5% return                        1,000.00              1,014.91                10.10              2.01
Class 529-C -- actual return                            1,000.00              1,126.69                10.60              2.00
Class 529-C -- assumed 5% return                        1,000.00              1,014.96                10.05              2.00
Class 529-E -- actual return                            1,000.00              1,129.82                 7.81              1.47
Class 529-E -- assumed 5% return                        1,000.00              1,017.60                 7.39              1.47
Class 529-F -- actual return                            1,000.00              1,131.04                 6.48              1.22
Class 529-F -- assumed 5% return                        1,000.00              1,018.85                 6.14              1.22
Class R-1 -- actual return                              1,000.00              1,127.34                10.02              1.89
Class R-1 -- assumed 5% return                          1,000.00              1,015.51                 9.50              1.89
Class R-2 -- actual return                              1,000.00              1,127.12                 9.81              1.85
Class R-2 -- assumed 5% return                          1,000.00              1,015.71                 9.30              1.85
Class R-3 -- actual return                              1,000.00              1,129.47                 7.80              1.47
Class R-3 -- assumed 5% return                          1,000.00              1,017.60                 7.39              1.47
Class R-4 -- actual return                              1,000.00              1,131.83                 5.85              1.10
Class R-4 -- assumed 5% return                          1,000.00              1,019.45                 5.54              1.10
Class R-5 -- actual return                              1,000.00              1,133.14                 4.15              0.78
Class R-5 -- assumed 5% return                          1,000.00              1,021.04                 3.93              0.78

(1) Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 365 (to reflect the one-half year period).



OFFICES OF THE FUND AND OF
THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR
SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02105-1713

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
San Francisco, CA 94105-3441

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two California Plaza
350 South Grand Avenue
Los Angeles, CA 90071-3462

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in SMALLCAP World Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.77 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.81 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by
0.05 percentage points) as did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE AMERICAN FUNDS AND COLLEGEAMERICA. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE FUND'S PROSPECTUS AND THE COLLEGEAMERICA PROGRAM DESCRIPTION, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY (AFS) AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM.

"American Funds Proxy Voting Guidelines" -- which describes how we vote proxies relating to portfolio securities -- is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov, on the American Funds website or upon request by calling AFS. The fund's proxy voting record for the 12 months ended June 30, 2004, is also available on the SEC and American Funds websites.

A complete March 31, 2005, portfolio of SMALLCAP World Fund's investments is available free of charge on the SEC website or upon request by calling AFS.

SMALLCAP World Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This form is available free of charge on the SEC website or upon request by calling AFS. You may also review or, for a fee, copy the form at the SEC's Public Reference Room in Washington, D.C. (800/SEC-0330).

This report is for the information of shareholders of SMALLCAP World Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2005, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.


[logo - American Funds(R)]

The right choice for the long term(R)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 30 million shareholder accounts.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. More than half of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.


29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

o  GROWTH FUNDS
   AMCAP Fund(R)
   EuroPacific Growth Fund(R)
   The Growth Fund of America(R)
   The New Economy Fund(R)
   New Perspective Fund(R)
   New World Fund(SM)
>  SMALLCAP World Fund(R)

o  GROWTH-AND-INCOME FUNDS
   American Mutual Fund(R)
   Capital World Growth and Income Fund(SM)
   Fundamental Investors(SM)
   The Investment Company of America(R)
   Washington Mutual Investors Fund(SM)

o  EQUITY-INCOME FUNDS
   Capital Income Builder(R)
   The Income Fund of America(R)

o  BALANCED FUND
   American Balanced Fund(R)

o  BOND FUNDS
   American High-Income Trust(SM)
   The Bond Fund of America(SM)
   Capital World Bond Fund(R)
   Intermediate Bond Fund of America(R)
   U.S. Government Securities Fund(SM)

o  TAX-EXEMPT BOND FUNDS
   American High-Income Municipal Bond Fund(R)
   Limited Term Tax-Exempt Bond Fund of America(SM)
   The Tax-Exempt Bond Fund of America(R)

   STATE-SPECIFIC TAX-EXEMPT FUNDS
   The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of America(SM)
   The U.S. Treasury Money Fund of America(SM)

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGESR-935-0505P

Litho in USA BBC/LI/8094-S1946

Printed on recycled paper



ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Schedule of Investments

[logo - American Funds (r)]

SMALLCAP World Fund
Investment portfolio

March 31, 2005
                                                                      unaudited

                                                                                                                      Market value
Common stocks -- 92.22%                                                                             Shares                   (000)


CONSUMER DISCRETIONARY -- 20.28%
Michaels Stores, Inc.                                                                            5,300,000                $192,390
Aristocrat Leisure Ltd.                                                                         13,195,000                 103,860
SBS Broadcasting SA(1,2)                                                                         1,860,000                  83,068
Lions Gate Entertainment Corp., USD denominated(1,2)                                             3,050,000                  33,702
Lions Gate Entertainment Corp.(1,2)                                                              2,728,500                  30,239
Reader's Digest Assn., Inc., Class A                                                             3,650,000                  63,181
Schibsted ASA                                                                                    2,370,000                  62,248
Orient-Express Hotels Ltd., Class A                                                              2,326,000                  60,709
CarMax, Inc.(1)                                                                                  1,800,000                  56,700
Big Lots, Inc.(1)                                                                                4,271,400                  51,342
Tupperware Corp.                                                                                 2,500,000                  50,900
UnitedGlobalCom, Inc., Class A(1)                                                                5,000,000                  47,300
Vail Resorts, Inc.(1)                                                                            1,700,000                  42,925
Blyth, Inc.                                                                                      1,275,000                  40,596
Gigas K's Denki Corp.                                                                            1,565,520                  40,387
Triarc Companies, Inc., Class B                                                                  1,900,000                  26,277
Triarc Companies, Inc., Class A                                                                    950,000                  13,490
Ekornes ASA                                                                                      1,775,598                  38,513
Alma Media Oyj, Series 2(1)                                                                      2,213,530                  36,467
Korea Kumho Petrochemical Co., Ltd.(2)                                                           1,774,150                  35,133
Valassis Communications, Inc.(1)                                                                 1,000,000                  34,960
Sonic Corp.(1)                                                                                   1,035,000                  34,569
Cheng Shin Rubber (Xiamen) Ind., Ltd.                                                           27,319,992                  32,953
Gemstar-TV Guide International, Inc.(1)                                                          7,410,600                  32,236
Arbitron Inc.                                                                                      751,060                  32,220
Restaurant Group PLC(2)                                                                         12,629,000                  31,470
GSI Commerce, Inc.(1,2)                                                                          2,294,491                  31,044
Photo-Me International PLC                                                                      15,000,000                  29,945
Central European Media Enterprises Ltd., Class A(1)                                                600,000                  29,676
O'Charley's Inc.(1,2)                                                                            1,350,000                  29,349
Children's Place Retail Stores, Inc.(1)                                                            600,000                  28,650
CKE Restaurants, Inc.(1)                                                                         1,800,000                  28,530
Linens 'n Things, Inc.(1)                                                                        1,125,000                  27,934
Fisher & Paykel Appliances Holdings Ltd.                                                        13,080,000                  27,694
Paddy Power PLC                                                                                  1,617,700                  27,679
Williams-Sonoma, Inc.(1)                                                                           750,000                  27,562
Catalina Marketing Corp.                                                                         1,050,000                  27,195
Cafe de Coral Holdings Ltd.                                                                     23,750,000                  27,102
Fourlis(1,2)                                                                                     3,310,000                  27,030
Nokian Renkaat Oyj                                                                                 167,000                  26,907
Zale Corp.(1)                                                                                      900,000                  26,748
Nitori Co., Ltd.                                                                                   404,200                  26,097
Phoenix Satellite Television Holdings Ltd.(1)                                                  129,889,000                  25,314
Furniture Brands International, Inc.                                                             1,125,000                  24,536
Halfords Group PLC                                                                               4,200,000                  23,747
Nobia AB                                                                                         1,255,000                  23,710
Pinnacle Entertainment, Inc.(1)                                                                  1,400,000                  23,380
J D Wetherspoon PLC                                                                              4,753,975                  23,132
ValueVision Media, Inc., Class A(1)                                                              1,800,000                  22,266
Ameristar Casinos, Inc.                                                                            400,000                  21,872
Stanley Leisure PLC                                                                              2,740,000                  21,777
Bloomsbury Publishing PLC                                                                        3,365,000                  21,217
Cheil Industries Inc.                                                                            1,300,000                  21,133
Astral Media Inc., Class A                                                                         750,000                  21,034
Impact 21 Co., Ltd.                                                                                890,000                  20,344
Reins International Inc.                                                                             3,744                  20,121
Journal Communications, Inc., Class A                                                            1,203,500                  19,918
Clear Media Ltd.(1)                                                                             22,004,000                  19,326
Salem Communications Corp., Class A(1)                                                             930,000                  19,158
P.F. Chang's China Bistro, Inc.(1)                                                                 312,000                  18,658
Hyatt Regency SA                                                                                 1,559,330                  18,474
Spark Networks PLC(1)(,2,3,4)                                                                    1,103,000                  10,423
Spark Networks PLC (GDR)(1,2)                                                                      747,000                   7,843
La-Z-Boy Inc.                                                                                    1,300,000                  18,109
JJB Sports PLC                                                                                   4,390,500                  17,406
KOMERI Co., Ltd.                                                                                   648,100                  17,143
Nishimatsuya Chain Co., Ltd.                                                                       600,000                  17,074
Sanctuary Group PLC(2)                                                                          21,490,000                  16,633
Sharper Image Corp.(1,2)                                                                           950,000                  15,779
Rational AG                                                                                        137,600                  15,392
Modern Times Group MTG AB, Class B(1)                                                              500,000                  15,142
Next Media Ltd.(1)                                                                              34,418,000                  14,673
Kumho Industrial Co., Ltd.                                                                         900,000                  13,478
Culture Convenience Club Co., Ltd.                                                                 843,000                  13,371
Columbia Sportswear Co.(1)                                                                         250,000                  13,307
GEOX SpA(1)                                                                                      1,483,000                  12,894
BEC World PCL                                                                                   31,500,000                  11,840
Kuoni Reisen Holding AG, Class B                                                                    26,000                  11,498
Kourakuen Corp.(2)                                                                                 827,600                  11,150
Palm Harbor Homes, Inc.(1)                                                                         663,906                  10,795
Corus Entertainment Inc., Class B, nonvoting                                                       405,000                   9,798
Levitt Corp., Class A                                                                              377,100                   9,669
Repco Corp. Ltd.                                                                                 3,660,000                   9,310
Charles Vogele Holding AG                                                                          152,000                   9,085
Zee Telefilms Ltd.                                                                               2,700,000                   8,598
Bilia AB, Class A                                                                                  430,000                   8,458
JB Hi-Fi Ltd.                                                                                    2,850,000                   8,374
Applebee's International, Inc.                                                                     300,000                   8,268
BKN International AG(1,2)                                                                          513,857                   4,130
BKN International AG(1,2,4)                                                                        451,143                   3,626
California Pizza Kitchen, Inc.(1)                                                                  321,171                   7,528
Can Do Co., Ltd.                                                                                     6,600                   7,328
Maruti Udyog Ltd.                                                                                  750,000                   7,244
Cedar Fair, L.P.                                                                                   230,000                   7,238
Nien Hsing Textile Co., Ltd.                                                                     7,861,000                   7,096
Build-A-Bear Workshop, Inc.(1)                                                                     203,500                   6,237
Haseko Corp.(1)                                                                                  2,830,000                   6,231
Yellow Pages (Singapore) Ltd.(1)                                                                 5,202,000                   6,114
Submarino SA, ordinary nominative (GDR)(1,3,4)                                                     312,000                   5,051
Submarino SA, ordinary nominative(1)                                                               100,000                     809
Rinnai Corp.                                                                                       230,000                   5,837
Carpetright PLC                                                                                    307,213                   5,753
TECMO, Ltd.                                                                                        585,000                   5,649
Toei Animation Co., Ltd.                                                                           140,000                   5,408
House of Fraser PLC                                                                              2,250,000                   4,736
MEDION AG                                                                                          276,100                   4,474
Restoration Hardware, Inc.(1)                                                                      713,000                   4,064
Zhejiang Glass Co. Ltd., Class H                                                                11,499,400                   3,244
Compass East Industry (Thailand) PCL                                                             8,514,100                   1,339
                                                                                                                         2,610,740

INFORMATION TECHNOLOGY -- 14.99%
Kingboard Chemical Holdings Ltd.(2)                                                             42,846,000                 128,002
Ask Jeeves, Inc.(1,2)                                                                            3,785,000                 106,283
Integrated Circuit Systems, Inc.(1,2)                                                            4,745,000                  90,724
CNET Networks, Inc.(1,2)                                                                         9,300,000                  87,792
Semtech Corp.(1,2)                                                                               3,800,000                  67,906
Mentor Graphics Corp.(1,2)                                                                       4,870,000                  66,719
ACTIVISION, Inc.(1)                                                                              3,600,000                  53,280
Venture Corp. Ltd.                                                                               5,969,600                  48,101
Power Integrations, Inc.(1,2)                                                                    2,300,000                  48,047
GOME Electrical Appliances Holding Ltd.(1)                                                      40,056,000                  42,885
NHN Corp.(1)                                                                                       484,652                  42,306
Vanguard International Semiconductor Corp.(1)                                                   55,005,026                  41,433
Sohu.com Inc.(1,2)                                                                               2,350,000                  41,313
Manhattan Associates, Inc.(1,2)                                                                  1,950,000                  39,721
Cymer, Inc.(1)                                                                                   1,460,000                  39,084
Cypress Semiconductor Corp.(1)                                                                   3,000,000                  37,800
National Instruments Corp.                                                                       1,385,174                  37,469
Conexant Systems, Inc.(1,2)                                                                     24,000,000                  36,000
PMC-Sierra, Inc.(1)                                                                              4,000,000                  35,200
lastminute.com PLC(1)                                                                           15,050,000                  32,957
Brooks Automation, Inc.(1)                                                                       1,975,000                  29,980
Brocade Communications Systems, Inc.(1)                                                          5,000,000                  29,600
Littelfuse, Inc.(1)                                                                              1,031,221                  29,544
Fairchild Semiconductor International, Inc.(1)                                                   1,775,000                  27,211
O2Micro International Ltd.(1,2)                                                                  2,495,000                  25,674
Digital River, Inc.(1)                                                                             800,000                  24,928
Veeco Instruments, Inc.(1,2)                                                                     1,598,523                  24,058
Rogers Corp.(1)                                                                                    600,000                  24,000
Andrew Corp.(1)                                                                                  2,000,000                  23,420
Vaisala Oyj, Class A                                                                               848,095                  21,436
Sanken Electric Co., Ltd.                                                                        1,625,000                  21,287
NAVTEQ Corp.(1)                                                                                    459,500                  19,919
Ichia Technologies, Inc.(2)                                                                     14,789,617                  19,790
Orbotech Ltd.(1)                                                                                   887,000                  19,425
Intersil Corp., Class A                                                                          1,107,105                  19,175
Moser Baer India Ltd.                                                                            3,750,000                  17,993
BOWE SYSTEC AG                                                                                     294,000                  17,454
Leitch Technology Corp.(1,2)                                                                     2,522,000                  16,916
MKS Instruments, Inc.(1)                                                                         1,050,000                  16,674
Silicon Graphics, Inc.(1,2)                                                                     14,000,000                  16,660
Atheros Communications, Inc.(1)                                                                  1,500,000                  15,405
PDF Solutions, Inc.(1)                                                                           1,100,000                  15,400
YOU EAL Electronics Co., Ltd.                                                                      564,600                  15,019
Citizen Electronics Co., Ltd.                                                                      300,000                  14,667
Uniden Corp.                                                                                       704,000                  14,615
Advanced Energy Industries, Inc.(1)                                                              1,500,000                  14,505
King Yuan Electronics Co., Ltd.                                                                 18,723,000                  13,865
Echelon Corp.(1)                                                                                 2,000,000                  13,680
Interflex Co., Ltd.(2)                                                                             799,000                  13,461
E.piphany, Inc.(1)                                                                               3,550,000                  12,603
Lawson Software, Inc.(1)                                                                         2,000,000                  11,800
Hana Microelectronics PCL                                                                       20,675,000                  11,683
SINA Corp.(1)                                                                                      360,000                  11,182
Faraday Technology Corp.                                                                         5,656,852                  10,967
Aspen Technology, Inc.(1)                                                                        1,900,000                  10,792
Fair Isaac Corp.                                                                                   307,300                  10,583
Kakaku.com, Inc.                                                                                     1,250                  10,473
KEC Corp.(2)                                                                                       523,540                  10,187
Agile Software Corp.(1)                                                                          1,350,000                   9,828
SkillSoft PLC (ADR)(1)                                                                           2,655,346                   9,772
Knot, Inc.(1,2,4)                                                                                1,200,000                   8,640
Knot, Inc.(1,2)                                                                                    140,800                   1,014
MatrixOne, Inc.(1)                                                                               2,000,000                   9,540
Micronas Semiconductor Holding AG(1)                                                               205,449                   8,570
Creo Inc., USD denominated(1)                                                                      500,000                   8,030
Parametric Technology Corp.(1)                                                                   1,381,200                   7,721
Anoto Group AB(1)                                                                                4,549,244                   7,178
Optimax Technology Corp.                                                                         2,500,000                   7,040
GSI Lumonics Inc.(1)                                                                               777,200                   7,026
Rotork PLC                                                                                         797,581                   7,016
Vishay Intertechnology, Inc.(1)                                                                    497,200                   6,180
Jahwa Electronics Co., Ltd.                                                                        620,000                   6,084
Pinnacle Systems, Inc.(1)                                                                        1,084,353                   6,062
Renishaw PLC                                                                                       384,108                   5,315
Open Solutions Inc.(1)                                                                             250,000                   4,958
CIENA Corp.(1)                                                                                   2,613,800                   4,496
Taiflex Scientific Co., Ltd.                                                                     3,043,200                   4,401
Infoteria Corp.(1,2,3,4)                                                                             2,672                     748
ClearSpeed Technology Ltd.(1,3,4)                                                                2,300,000                     198
MMC AS(1,3,4)                                                                                    4,150,000                      65
Orbiscom Ltd.(1,3,4)                                                                             3,905,874                      59
VIA Technologies, Inc.(1)                                                                            8,721                       5
diCarta(1,3,4)                                                                                     103,135                      --
                                                                                                                         1,928,999

INDUSTRIALS -- 13.94%
Daelim Industrial Co., Ltd.(2)                                                                   2,390,190                 126,692
United Stationers Inc.(1,2)                                                                      1,702,200                  77,025
Downer EDI Ltd.(2)                                                                              18,701,412                  75,336
Vedior NV                                                                                        2,973,550                  52,881
Hyundai Mipo Dockyard Co., Ltd.                                                                    867,350                  48,708
Container Corp. of India Ltd.                                                                    2,641,794                  48,475
Hyundai Development Co.                                                                          2,600,000                  47,389
Hughes Supply, Inc.                                                                              1,550,000                  46,112
Laureate Education, Inc.(1)                                                                      1,070,000                  45,785
SembCorp Logistics Ltd.(2)                                                                      43,652,200                  43,107
Zhejiang Expressway Co. Ltd., Class H                                                           58,000,000                  40,902
Heijmans NV                                                                                        971,115                  39,890
MSC Industrial Direct Co., Inc., Class A                                                         1,300,000                  39,728
LG Cable Ltd.                                                                                    1,598,250                  38,893
Sumitomo Heavy Industries, Ltd.                                                                  9,240,000                  36,381
United Rentals, Inc.(1)                                                                          1,800,000                  36,378
Noritz Corp.                                                                                     2,060,000                  35,326
Uponor Oyj                                                                                       1,665,200                  34,967
LS Industrial Systems Co., Ltd.(2)                                                               1,950,000                  34,869
Shipbuilding Co., Ltd.(2)                                                                        1,493,000                  34,346
Lincoln Electric Holdings, Inc.                                                                  1,080,000                  32,486
SIRVA, Inc.(1,2)                                                                                 4,500,000                  31,995
Transurban Group(1)                                                                              5,830,303                  31,826
LG Engineering & Construction Co., Ltd.                                                          1,100,000                  30,345
Corrections Corporation of America(1)                                                              775,000                  29,915
Royal Group Technologies Ltd.(1)                                                                 2,500,000                  26,466
Geberit AG                                                                                          35,500                  25,997
Federal Signal Corp.                                                                             1,676,100                  25,426
Royal Boskalis Westminster NV                                                                      638,620                  24,999
School Specialty, Inc.(1)                                                                          622,635                  24,382
Koninklijke BAM Groep NV                                                                           389,522                  22,973
Cummins India Ltd.                                                                               8,775,000                  22,491
EnerSys(1)                                                                                       1,700,000                  22,270
Samsung Engineering Co., Ltd.(2)                                                                 2,587,640                  21,389
Hudson Highland Group, Inc.(1,2)                                                                 1,244,000                  21,260
Kelly Services, Inc., Class A                                                                      725,000                  20,873
Seco Tools AB, Class B                                                                             445,000                  20,813
Wilh. Wilhelmsen ASA , Class A                                                                     799,600                  20,560
AGCO Corp.(1)                                                                                    1,060,000                  19,345
Tetra Tech, Inc.(1)                                                                              1,500,000                  18,930
Hagemeyer NV(1)                                                                                  7,370,000                  18,724
ChoicePoint Inc.(1)                                                                                450,000                  18,050
G&K Services, Inc., Class A                                                                        400,000                  16,116
John H. Harland Co.                                                                                468,500                  16,098
Hi-P International Ltd.                                                                         16,886,000                  15,652
ZENON Environmental Inc.(1)                                                                        815,700                  14,161
Education Management Corp.(1)                                                                      500,000                  13,975
Masonite International Corp.(1)                                                                    396,900                  13,836
GOL Linhas Aereas Inteligentes SA, preferred nominative (ADR)(1)                                   540,500                  13,583
Spirax-Sarco Engineering PLC                                                                     1,000,000                  13,507
Oslo B0rs Holding ASA                                                                              245,000                  11,595
CoStar Group, Inc.(1)                                                                              300,000                  11,055
Permasteelisa SpA                                                                                  615,000                  10,443
Michael Page International PLC                                                                   2,837,000                  10,390
Taeyoung Corp.                                                                                     250,000                  10,099
KCI Konecranes International Corp.                                                                 225,000                   9,292
Northgate PLC                                                                                      535,000                   9,065
Curtiss-Wright Corp.                                                                               134,300                   7,655
Hyundai Engineering & Construction Co., Ltd.(1)                                                    420,000                   7,262
Companhia de Concessoes Rodoviarias, ordinary nominative                                           364,000                   7,249
Shenzhen Expressway Co., Ltd.                                                                   19,422,000                   7,159
Anhui Expressway Co. Ltd., Class H(1)                                                           12,000,000                   6,847
Imagistics International Inc.(1)                                                                   190,400                   6,651
Krones AG                                                                                           55,000                   6,630
Singapore Post Private Ltd.                                                                     12,765,000                   6,612
Techem AG(1)                                                                                       145,600                   6,360
Kaulin Manufacturing Co. Ltd.                                                                    6,011,050                   6,238
Chudenko Corp.                                                                                     328,000                   5,616
Korea Electric Terminal Co., Ltd.                                                                  350,000                   4,828
LTG Technologies PLC(1,2)                                                                       17,785,714                   4,264
Ultraframe PLC                                                                                   3,545,000                   3,915
Moatech Co., Ltd.                                                                                  266,000                   1,816
Bharat Heavy Electricals Ltd.                                                                       85,836                   1,508
ZOOTS(1,2,3,4)                                                                                  12,586,913                     234
                                                                                                                         1,794,416

FINANCIALS -- 9.18%
HDFC Bank Ltd.                                                                                   9,859,340                 123,151
Pusan Bank(2)                                                                                    9,520,500                  75,414
Daegu Bank, Ltd.(2)                                                                              8,587,500                  63,370
Converium Holding AG                                                                             6,500,000                  61,131
UTI Bank Ltd.                                                                                   10,020,000                  54,579
ICICI Bank Ltd.                                                                                  5,584,503                  50,289
Cathay General Bancorp, Inc.                                                                     1,330,000                  41,895
First Niagara Financial Group, Inc.                                                              3,130,000                  41,347
Sterling Bancshares, Inc.(2)                                                                     2,700,000                  38,340
Housing Development Finance Corp. Ltd.                                                           2,212,480                  36,976
Sumitomo Real Estate Sales Co., Ltd.                                                               700,000                  36,509
Fulton Financial Corp.                                                                           1,617,367                  35,242
Saxon Capital, Inc.                                                                              2,010,000                  34,572
IndyMac Bancorp, Inc.                                                                            1,000,000                  34,000
Aareal Bank AG(1)                                                                                  890,000                  31,378
Siam City Bank PCL, nonvoting depositary receipt                                                34,618,026                  22,129
Siam City Bank PCL                                                                              10,816,974                   6,914
Ascendas Real Estate Investment Trust                                                           23,121,000                  26,334
Ascendas Real Estate Investment Trust(1)                                                         1,881,000                   2,142
Centennial Bank Holdings, Inc.(1,2,3,4)                                                          2,700,000                  28,350
Unibail Holding                                                                                    222,000                  26,315
LG Insurance Co., Ltd.(2)                                                                        3,240,000                  21,036
Central Pattana PCL                                                                             82,067,000                  18,256
Capital Lease Funding, Inc.(2)                                                                   1,630,000                  18,012
Able Inc.                                                                                          565,000                  16,447
Dongbu Insurance Co., Ltd.                                                                       1,850,000                  15,128
CapitaMall Trust Management Ltd.                                                                12,210,000                  15,091
United Mizrahi Bank Ltd.                                                                         3,150,000                  14,724
Silicon Valley Bancshares(1)                                                                       300,000                  13,218
Kotak Mahindra Bank Ltd.                                                                         1,658,000                  12,903
Banco de Oro Universal Bank                                                                     26,000,000                  12,824
Bursa Malaysia Bhd.(1)                                                                          12,250,000                  12,572
LaSalle Partners, Inc.(1)                                                                          250,000                  11,663
Federal Agricultural Mortgage Corp., Class C                                                       630,000                  11,019
First Community Bancorp                                                                            245,000                  10,854
South Financial Group, Inc.                                                                        350,000                  10,689
Umpqua Holdings Corp.                                                                              450,000                  10,508
Topdanmark A/S(1)                                                                                  137,700                  10,262
First Regional Bancorp(1,4)                                                                        139,200                   8,768
First Regional Bancorp(1)                                                                           15,800                     995
Southwest Bancorporation of Texas, Inc.                                                            530,000                   9,726
Advance America, Cash Advance Centers, Inc.                                                        620,000                   9,598
Hong Kong Exchanges and Clearing Ltd.                                                            3,714,000                   9,595
JCG Holdings Ltd.                                                                                7,937,000                   7,480
Franklin Bank Corp.(1)                                                                             390,000                   6,728
Gladstone Commercial Corp.(2)                                                                      395,662                   6,505
GB&T Bancshares, Inc.                                                                              300,000                   6,498
Ace Cash Express, Inc. (USD)(1)                                                                    236,000                   5,369
Golden Land Property Development PLC(1)                                                         10,647,495                   2,273
Golden Land Property Development PLC, nonvoting depositary receipt(1)                            9,352,505                   1,997
                                                                                                                         1,181,115

ENERGY -- 8.79%
Quicksilver Resources Inc.(1,2)                                                                  2,881,300                 140,406
First Calgary Petroleums Ltd., GBP denominated(1)                                                4,800,000                  71,970
First Calgary Petroleums Ltd.(1)                                                                 2,146,000                  29,996
OPTI Canada Inc.(1,2)                                                                            3,873,000                  83,924
Helmerich & Payne, Inc.                                                                          2,034,800                  80,761
Spinnaker Exploration Co.(1,2)                                                                   1,885,450                  66,990
Cabot Oil & Gas Corp., Class A                                                                   1,167,300                  64,377
Hydril Co.(1)                                                                                    1,017,500                  59,432
Delta Petroleum Corp.(1,2)                                                                       3,267,500                  47,509
Encore Acquisition Co.(1)                                                                          935,000                  38,616
WorleyParsons Ltd.                                                                               7,092,000                  37,397
TODCO, Class A(1)                                                                                1,395,000                  36,047
CARBO Ceramics Inc.                                                                                500,000                  35,075
Bill Barrett Corp.(1)                                                                            1,200,000                  34,692
Expro International Group PLC(2)                                                                 4,250,000                  34,557
China Oilfield Services Ltd., Class H                                                           99,037,100                  34,286
San Juan Basin Royalty Trust                                                                       869,600                  31,340
Harvest Natural Resources, Inc.(1,2)                                                             2,372,400                  28,208
Regal Petroleum PLC(1)                                                                           3,000,000                  24,700
Patina Oil & Gas Corp.                                                                             600,000                  24,000
Southwestern Energy Co.(1)                                                                         396,400                  22,500
National Oilwell Varco Inc.(1)                                                                     418,150                  19,528
Thai Oil PCL(1)                                                                                  9,466,300                  15,249
Penn West Petroleum Ltd.                                                                           225,000                  14,906
Newpark Resources, Inc.(1)                                                                       2,500,000                  14,725
FMC Technologies, Inc.(1)                                                                          350,000                  11,613
Rowan Companies, Inc.(1)                                                                           385,600                  11,541
John Wood Group PLC                                                                              3,500,000                  10,010
Enerflex Systems Ltd.                                                                              325,000                   7,118
                                                                                                                         1,131,473

HEALTH CARE -- 7.80%
Alfresa Holdings Corp.                                                                           1,707,000                  70,554
Advanced Medical Optics, Inc.(1)                                                                 1,825,000                  66,083
Medicis Pharmaceutical Corp., Class A                                                            2,150,000                  64,457
Valeant Pharmaceuticals International                                                            2,500,000                  56,300
Amylin Pharmaceuticals, Inc.(1)                                                                  2,556,000                  44,704
IDEXX Laboratories, Inc.(1)                                                                        820,000                  44,411
Nobel Biocare Holding AG                                                                           156,000                  32,831
Cochlear Ltd.                                                                                    1,287,000                  32,640
Sonic Healthcare Ltd.                                                                            3,266,600                  30,435
MGI PHARMA, Inc.(1)                                                                              1,200,000                  30,324
Transkaryotic Therapies, Inc.(1)                                                                 1,208,300                  30,165
Toho Pharmaceutical Co., Ltd.(2)                                                                 2,615,000                  30,083
Service Corp. International(1)                                                                   4,000,000                  29,920
ResMed Inc(1)                                                                                      451,000                  25,436
ResMed Inc, AUD denominated(1)                                                                     750,000                   4,204
Par Pharmaceutical Companies, Inc.(1)                                                              825,000                  27,588
Fisher & Paykel Healthcare Corp. Ltd.                                                           12,600,000                  26,858
LifePoint Hospitals, Inc.(1)                                                                       550,000                  24,112
Rhon-Klinikum AG                                                                                   226,800                  14,376
Rhon-Klinikum AG, nonvoting preferred                                                              125,800                   7,835
Kobayashi Pharmaceutical Co., Ltd.                                                                 807,300                  22,032
CONMED Corp.(1)                                                                                    700,000                  21,084
Diagnosticos da America SA(1)                                                                    1,900,000                  19,206
American Healthways, Inc.(1)                                                                       550,000                  18,161
Tecan Group Ltd., Mannedorf(2)                                                                     674,217                  18,093
Straumann Holding AG                                                                                74,000                  16,022
Vicuron Pharmaceuticals Inc.(1)                                                                  1,000,000                  15,760
Coloplast A/S, Class B                                                                             274,000                  14,266
CTI Molecular Imaging, Inc.(1)                                                                     650,000                  13,176
Golden Meditech Co. Ltd.                                                                        61,394,000                  12,752
Triad Hospitals, Inc.(1)                                                                           250,000                  12,525
Alkermes, Inc.(1)                                                                                1,200,000                  12,456
OSI Pharmaceuticals, Inc.(1)                                                                       287,000                  11,865
NPS Pharmaceuticals, Inc.(1)                                                                       905,900                  11,432
Wilson Greatbatch Technologies, Inc.(1)                                                            613,800                  11,196
United Therapeutics Corp.(1)                                                                       200,000                   9,139
NitroMed, Inc.(1)                                                                                  500,000                   8,655
Rigel Pharmaceuticals, Inc.(1)                                                                     500,000                   8,020
Pharmion Corp.(1)                                                                                  250,000                   7,250
Incyte Corp.(1)                                                                                  1,000,000                   6,830
Discovery Laboratories, Inc.(1)                                                                  1,200,000                   6,756
TriPath Imaging, Inc.(1)                                                                           886,242                   6,239
Penwest Pharmaceuticals Co.(1)                                                                     500,000                   6,180
Cytokinetics, Inc.(1)                                                                              853,500                   5,599
Lumenis Ltd.(1,2)                                                                                2,270,000                   5,403
Vision-Sciences, Inc.(1)                                                                         1,543,400                   4,292
Animas Corp.(1)                                                                                    211,814                   4,281
NexMed, Inc.(1)                                                                                  1,100,000                   1,232
NexMed, Inc.(1,4)                                                                                  152,355                     171
                                                                                                                         1,003,389

MATERIALS -- 5.87%
Hanwha Chemical Corp.(2)                                                                         6,492,000                  85,707
Dongkuk Steel Mill Co., Ltd.                                                                     3,355,000                  63,464
INI Steel Co.                                                                                    2,645,000                  42,476
Owens-Illinois, Inc.(1)                                                                          1,650,000                  41,481
Associated Cement Companies Ltd.                                                                 4,920,000                  40,667
Cleveland-Cliffs Inc.                                                                              500,000                  36,435
Asian Paints (India) Ltd.                                                                        3,312,500                  29,765
Hanil Cement Co., Ltd.(2)                                                                          491,700                  29,357
Peter Hambro Mining PLC(1)                                                                       2,390,000                  28,199
Cambrex Corp.                                                                                    1,300,000                  27,690
Fuji Seal International, Inc.                                                                      741,360                  25,869
James Hardie Industries Ltd.                                                                     5,582,000                  25,853
First Quantum Minerals Ltd.(1)                                                                   1,177,700                  21,925
Sungshin Cement Co., Ltd.                                                                          956,500                  18,470
Sino-Forest Corp., Class A(1)                                                                    6,022,800                  17,783
M-real Oyj, Class B                                                                              2,610,000                  15,427
Kenmare Resources PLC(1,2)                                                                      30,838,000                  14,117
Kenmare Resources PLC(1,2,4)                                                                     2,500,000                   1,144
Hindalco Industries Ltd.                                                                           500,000                  14,850
Energem Resources Inc.(1)                                                                        4,415,000                  13,474
Ferro Corp.                                                                                        700,000                  13,174
Yanzhou Coal Mining Co. Ltd., Class H                                                            9,500,000                  12,912
Hung Hing Printing Group Ltd.                                                                   17,199,000                  12,460
Chung Hwa Pulp Corp.                                                                            26,240,300                  11,551
Northern Orion Resources Inc.(1,4)                                                               2,800,000                   8,128
Northern Orion Resources Inc.(1)                                                                 1,100,000                   3,193
PT Indocement Tunggal Prakarsa(1)                                                               37,750,000                  11,167
Cementerie del Tirreno S.p.A.                                                                    1,600,000                   9,368
PT Semen Gresik                                                                                  5,000,000                   8,743
Arch Coal, Inc.                                                                                    200,000                   8,602
Grasim Industries Ltd.                                                                             301,284                   8,388
Minara Resources Ltd.                                                                            5,073,334                   7,885
Anhui Conch Cement Co. Ltd., Class H                                                             7,900,000                   7,496
Titan Cement Co. SA                                                                                200,000                   6,631
PT Bumi Resources Tbk.(1)                                                                       78,000,000                   6,428
Caspian Energy Inc., GBP denominated(1)                                                          3,450,000                   5,503
Caspian Energy Inc.(1)                                                                             450,000                     711
Banpu PCL                                                                                        1,480,400                   6,132
Oriel Resources PLC(1,4)                                                                         5,000,000                   4,106
Adastra Minerals Inc.(1,4)                                                                       2,625,000                   4,016
Ivanhoe Mines Ltd.(1)                                                                              282,700                   2,128
Aricom PLC(1)                                                                                    2,593,134                   1,438
Gabriel Resources Ltd.(1)                                                                          900,000                   1,340
Thistle Mining Inc., GBP denominated(1)                                                          4,525,000                     122
Thistle Mining Inc.(1,3)                                                                         6,000,000                      17
                                                                                                                           755,792

CONSUMER STAPLES -- 4.33%
Lindt & Sprungli AG, participation certificate                                                      19,166                  28,296
Lindt & Sprungli AG                                                                                  1,694                  25,703
Nestle India Ltd.                                                                                3,344,250                  48,922
Anadolu Efes Biracylyk ve Malt Sanayii AS(2)                                                     2,130,000                  41,478
AMOREPACIFIC Corp.                                                                                 165,000                  39,502
Fresh Del Monte Produce Inc.                                                                     1,100,000                  33,572
WD-40 Co.(2)                                                                                     1,020,900                  33,169
BJ's Wholesale Club, Inc.(1)                                                                       948,000                  29,445
Efes Breweries International NV (GDR)(1,4)                                                         700,000                  21,210
Efes Breweries Internatio NV (GDR)(1)                                                              152,155                   4,610
Performance Food Group Co.(1)                                                                      800,000                  22,144
Delta and Pine Land Co.                                                                            800,000                  21,600
Whole Foods Market, Inc.                                                                           200,000                  20,426
IOI Corp. Bhd.                                                                                   8,500,000                  20,020
Cawachi Ltd.                                                                                       470,000                  19,952
Universal Corp.                                                                                    400,000                  18,308
CP Seven Eleven PCL                                                                             11,792,100                  17,186
Coca-Cola West Japan Co. Ltd.                                                                      684,000                  16,082
American Italian Pasta Co., Class A                                                                550,000                  15,070
IAWS Group PLC                                                                                     850,000                  12,858
Mandom Corp.                                                                                       470,000                  12,783
DyDo Drinco                                                                                        350,000                  11,560
Ralcorp Holdings, Inc.(1)                                                                          225,000                  10,654
Natura Cosmeticos SA                                                                               364,000                   9,894
Nutreco Holding NV                                                                                 199,025                   6,676
China Mengniu Dairy Co.(1)                                                                       7,466,000                   5,074
Binggrae Co., Ltd.                                                                                 119,350                   4,445
Wumart Stores, Inc., Class H                                                                     2,040,000                   3,400
Winn-Dixie Stores, Inc.(1)                                                                       3,500,000                   3,255
                                                                                                                           557,294

TELECOMMUNICATION SERVICES -- 1.43%
MobileOne Ltd                                                                                   31,740,900                  38,460
TIM Participacoes SA, preferred nominative (ADR)                                                 2,326,428                  34,920
TIM Participacoes SA, ordinary nominative                                                    2,293,595,332                   3,306
Nextel Partners, Inc., Class A(1)                                                                1,400,000                  30,744
LG Telecom Ltd. (Korea)(1)                                                                       4,220,000                  16,589
Partner Communications Co. Ltd.(1)                                                               1,515,000                  13,982
Partner Communications Co. Ltd. (ADR)(1)                                                           125,000                   1,139
PT Indosat Tbk (ADR)                                                                               564,000                  14,579
GLOBE TELECOM, Inc.                                                                                841,867                  13,534
Eircom Group PLC                                                                                 4,170,000                  10,972
Unwired Group Ltd.(1,4)                                                                          8,900,000                   3,991
Unwired Group Ltd.(1)                                                                            3,500,000                   1,570
                                                                                                                           183,786

UTILITIES -- 0.72%
Reliance Energy Ltd.                                                                             2,259,500                  27,449
Xinao Gas Holdings Ltd.(1)                                                                      43,066,000                  23,192
Tata Power Co. Ltd.                                                                              2,108,047                  17,330
E1 Corp.                                                                                           240,000                   7,519
Northumbrian Water Group PLC                                                                     2,000,000                   6,655
Cia. Saneamento Basico de Estado de Sao Paulo - SABESP (ADR)                                       540,200                   6,650
Electricity Generating PCL, nonvoting depositary receipt                                         2,285,000                   4,323
                                                                                                                            93,118

MISCELLANEOUS -- 4.89%
Other common stocks in initial period of acquisition                                                                       629,412


Total common stocks (cost: $9,382,292,000)                                                                              11,869,534


                                                                                                                      Market value
Rights & warrants -- 0.07%                                                                          Shares                   (000)


MATERIALS -- 0.05%
Energem Resources Inc., warrants, expire 2005(1,3)                                               2,027,500                  $2,353
Energem Resources Inc., warrants, expire 2007(1,3,4)                                               360,000                     489
Northern Orion Resources Inc., warrants, expires 2008(1,4)                                       1,400,000                   1,911
Kenmare Resources PLC, warrants, expire 2009(1,2)                                                5,775,000                   1,079
Kenmare Resources PLC, warrants, expire 2005(1,2,3,4)                                            1,250,000                     166
Oriel Resources PLC, warrants, expire 2010(1,3,4)                                                2,500,000                     143
Thistle Mining Inc., warrants, expire 2009(1,3,4)                                                3,000,000                      --
                                                                                                                             6,141

INFORMATION TECHNOLOGY -- 0.02%
Kingboard Chemical Holdings Ltd., warrants, expire 2006(1,2)                                     3,988,200                   3,247


TELECOMMUNICATION SERVICES -- 0.00%
TIM Participacoes SA, ordinary nominative, rights, expire 2005(1)                               52,777,279                      14


HEALTH CARE -- 0.00%
Generex Biotechnology Corp., warrants, expire 2005(1,3,4)                                          164,467                      --


Total rights & warrants (cost: $102,000)                                                                                     9,402



Convertible securities -- 0.00%


HEALTH CARE -- 0.00%
Control Delivery Systems Inc., Series A, convertible preferred(1,3,4)                               55,824                     300


TELECOMMUNICATION SERVICES -- 0.00%
Multiplex, Inc., Series C, convertible preferred(1,3,4)                                          1,358,696                      68


INFORMATION TECHNOLOGY -- 0.00%
Meet World Trade, Series C, convertible preferred(1,3,4)                                           389,416                      --
Socratic Technologies, Inc., Series A, convertible preferred(1,3,4)                                375,000                      --
                                                                                                                                --

Total convertible secuities (cost: $22,175,000)                                                                                368



                                                                                          Principal amount
Bonds & notes -- 0.04%                                                                               (000)


CONSUMER STAPLES -- 0.04%
Winn-Dixie Stores, Inc. 8.875% 2008(5)                                                              $9,925                   5,558


Total bonds & notes (cost: $9,060,000)                                                                                       5,558


                                                                                          Principal amount            Market value
Short-term securities -- 7.28%                                                                       (000)                   (000)


Sheffield Receivables Corp. 2.66%-2.69% due 4/4-4/11/2005(4)                                       $50,000          $       49,972
Barclays U.S. Funding LLC 2.63%-2.83% due 4/15-5/16/2005                                            41,500                  41,392
Amsterdam Funding Corp. 2.64%-2.79% due 4/7-4/26/2005(4)                                            71,400                  71,301
Freddie Mac 2.61%-2.70% due 4/27-5/2/2005                                                           70,600                  70,440
American Honda Finance Corp. 2.65%-2.80% due 4/18-5/12/2005                                         68,100                  67,939
Mont Blanc Capital Corp. 2.78% due 4/18/2005(4)                                                     47,200                  47,134
ING (U.S.) Funding LLC 2.77% due 5/4/2005                                                           12,500                  12,467
DaimlerChrysler Revolving Auto Conduit LLC II 2.675%-2.735% due 4/11-4/22/2005                      51,900                  51,835
Barton Capital LLC 2.65%-2.80% due 4/6-5/6/2005(4)                                                  51,800                  51,700
Siemens Capital Co. LLC 2.56%-2.58% due 4/5-4/7/2005                                                49,300                  49,279
BNP Paribas Finance Inc. 2.86% due 5/24/2005                                                        48,400                  48,192
U.S. Treasury Bills 2.552% due 4/7/2005                                                             42,000                  41,979
BMW U.S. Capital Corp. 2.58% due 4/8/2005(4)                                                        41,000                  40,976
Toyota Credit de Puerto Rico Corp. 2.75% due 5/9/2005                                               40,000                  39,882
UBS Finance (Delaware) LLC 2.775% due 4/28/2005                                                     37,600                  37,519
Bank of Ireland 2.59%-2.60% due 4/8-4/14/2005(4)                                                    36,400                  36,377
Lloyds Bank PLC 2.61% due 4/1/2005                                                                  26,700                  26,698
Shell Finance (U.K.) PLC 2.83% due 5/20/2005                                                        25,700                  25,599
Statoil ASA 2.77% due 4/21/2005(4)                                                                  25,000                  24,960
HSBC USA Inc. 2.87% due 6/6/2005                                                                    25,000                  24,865
Dexia Delaware LLC 2.70% due 4/25/2005                                                              22,200                  22,158
Danske Corp., Series A 2.71% due 4/11/2005                                                          20,200                  20,183
Old Line Funding, LLC 2.78%-2.79% due 4/26-5/5/2005(4)                                              19,200                  19,157
Federal Home Loan Bank 2.54% due 4/15/2005                                                          10,000                   9,989
ANZ (Delaware) Inc. 2.90% due 5/31/2005                                                              5,000                   4,975


Total short-term securities (cost: $936,967,000)                                                                           936,968

Total investment securities (cost: $10,350,596,000)                                                                     12,821,830

Other assets less liabilities                                                                                               49,406

Net assets                                                                                                             $12,871,236

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1) Security did not produce income during the last 12 months.
(2) Represents an affiliated company as defined under the Investment Company Act of 1940.
(3) Valued under fair value procedures adopted by authority of the Board of Trustees.
(4) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $453,582,000, which represented 3.52% of the net assets of the fund.
(5) Company not making scheduled interest payments; bankruptcy proceedings pending.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts



ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Committee on Governance comprised solely of persons who are not considered "interested persons" of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Committee on Governance of the Registrant, c/o the Registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee on Governance.


ITEM 11 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12 - Exhibits

(a) (1) The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(a) (2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP WORLD FUND, INC.


By /s/ Gordon Crawford
---------------------------------
Gordon Crawford, Chairman and PEO

Date: June 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ Gordon Crawford
---------------------------------
Gordon Crawford, Chairman and PEO

Date: June 8, 2005



By /s/ David A. Pritchett
-------------------------------------
David A. Pritchett, Treasurer and PFO

Date: June 8, 2005